RMA MONEY MARKET FUNDS                                            ANNUAL REPORT

Dear Shareholder,                                               August 20, 1999

We are pleased to present you with the annual report for the PaineWebber RMA Money Market Portfolio; the PaineWebber RMA U.S. Government Portfolio; the PaineWebber RMA Tax-Free Fund, Inc.; the PaineWebber RMA California Municipal Money Fund; the PaineWebber RMA New York Municipal Money Fund; and the PaineWebber RMA New Jersey Municipal Money Fund, for the fiscal year ended June 30, 1999.

MARKET REVIEW
-------------------------------------------------------------------------------
[GRAPHIC]

     The key market event in the first half of the fiscal year was the global financial crisis that began with Russia's default in August 1998. Money market mutual fund assets increased during the period as investors sought safety of principal. The Federal Reserve cut the federal funds rate by 0.75% to help restore confidence in the financial markets. At the same time, European central banks began cutting interest rates in preparation for the January 1, 1999, debut of the euro currency. Lower interest rates helped to calm the global financial markets, and rates declined across the short-term yield curve (maturities of one month to one year).

   During the second half of the fiscal year, inflation risk became the dominant theme driving bond yields. Interest rates rose as the markets reacted to improving economic prospects in Asia and Latin America, rapidly growing U.S. demand, higher oil prices and fears that future wage increases might not be offset by commodity deflation. At the end of the fiscal year, the Federal Reserve raised the federal funds rate by 0.25% to 5%.

PORTFOLIO REVIEWS
-------------------------------------------------------------------------------
PERFORMANCE AND CHARACTERISTICS, JUNE 30, 1999

                                                      7-Day    Weighted
                                                     Current     Avg.                       AMT
                                                      Yield    Maturity      Net Assets   Holdings
---------------------------------------------------------------------------------------------------
  PaineWebber RMA Money Market Portfolio              4.47%     64 days    $13.4 billion     N/A
  PaineWebber RMA U.S. Government Portfolio           4.13%     57 days     $1.4 billion     N/A
  PaineWebber RMA Tax-Free Fund, Inc.                 2.84%     41 days     $2.4 billion     None
  PaineWebber RMA California Municipal Money Fund     2.63%     37 days   $575.3 million     None
  PaineWebber RMA New York Municipal Money Fund       2.74%     39 days   $372.9 million     None
  PaineWebber RMA New Jersey Municipal Money Fund     2.42%     58 days    $63.0 million     None
---------------------------------------------------------------------------------------------------

ANNUAL REPORT

     We remained slightly bullish on the fixed income markets during the first nine months of the Fund's fiscal year, expecting interest rates to remain unchanged. Since we did not expect major changes in rates, we kept the Funds' weighted average maturities slightly long, about 5-10 days above the averages of their peer groups. During the last quarter of the fiscal year, we shortened maturities to 3-5 days above peer group averages in anticipation of rising interest rates. We maintained our focus on top-tier credit quality instruments.

OUTLOOK
-------------------------------------------------------------------------------
[GRAPHIC]

     We are closely monitoring the market as Y2K approaches. It is likely that issues of new short-term debt will decrease toward year-end, limiting supplies and potentially triggering price increases. Also, investors might seek safety by reducing their exposure to corporate credits and increasing their positions in U.S. government securities, precipitating a "flight to quality." To provide sufficient liquidity at year-end, we expect to maintain a position of about 20% in U.S. Government securities in the non-municipal funds. However, this planned defensive posture may change in response to changing market circumstances as 1999 draws to a close.

RMA MONEY MARKET FUNDS                                            ANNUAL REPORT


     Our ultimate objective in managing your investments is to help you successfully meet your financial goals. We thank you for your continued support and welcome any comments or questions you may have. For a Quarterly Review on a fund in the PaineWebber Family of Funds,(1) please contact your Financial Advisor.

Sincerely,



/s/ Margo Alexander        /s/ Brian M. Storms        /s/ Dennis L. McCauley

MARGO ALEXANDER            BRIAN M. STORMS            DENNIS L. MCCAULEY
Chairman and               President and              Chief Investment Officer--
Chief Executive Officer    Chief Operating Officer    Fixed Income
Mitchell Hutchins          Mitchell Hutchins          Mitchell Hutchins Asset
Asset Management Inc.      Asset Management Inc.      Management Inc.

/s/ Susan P. Ryan          /s/ Elbridge T. Gerry, III

SUSAN P. RYAN              ELBRIDGE T. GERRY, III
Portfolio Manager          Portfolio Manager
PaineWebber                PaineWebber Tax-Free Fund, Inc.
RMA Money Market Portfolio
PaineWebber RMA
U.S. Government Portfolio

     This letter is intended to assist shareholders in understanding how the Funds performed during the fiscal year ended June 30, 1999, and reflects our views at the time of its writing. Of course, these views may change in response to changing circumstances. We encourage you to consult your Financial Advisor regarding your personal investment program.


(1)Mutual funds are sold by prospectus only. The prospectuses for the funds contain more complete information regarding risks, charges and expenses, and should be read carefully before investing.

PAINEWEBBER RMA MONEY MARKET PORTFOLIO

STATEMENT OF NET ASSETS                                            JUNE 30, 1999

PRINCIPAL
  AMOUNT
  (000)                                                        MATURITY DATES      INTEREST RATES         VALUE
----------                                                  ---------------------  ---------------   ---------------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS--20.68%
$  615,000   United States Treasury Bills.................  07/01/99 to 04/27/00   3.850 to 4.515%@  $   601,915,444
   175,000   Federal Farm Credit Bank.....................  07/01/99 to 12/17/99   4.520 to 4.760@       173,712,556
   218,500   Federal Farm Credit Bank.....................  07/01/99 to 07/29/99   4.800 to 5.589*       218,462,274
   385,000   Federal Home Loan Bank.......................  10/27/99 to 05/17/00   4.850 to 5.140@       385,000,000
    90,000   Federal Home Loan Bank.......................        07/07/99         5.319 to 5.399*        89,978,001
   125,006   Federal Home Loan Mortgage Corporation.......  07/14/99 to 07/16/99     4.800@              124,769,322
    86,000   Federal Home Loan Mortgage Corporation.......        07/07/99           5.389*               86,024,097
   255,000   Federal National Mortgage Association........  07/01/99 to 05/26/00   4.550 to 5.670@       253,961,042
    58,000   Student Loan Marketing Association...........  01/14/00 to 02/11/00   5.000 to 5.050@        58,000,000
   788,400   Student Loan Marketing Association...........  07/01/99 to 07/07/99   4.660 to 5.639*       788,434,478
                                                                                                     ---------------
Total U.S. Government and Agency Obligations
  (cost--$2,780,257,214)..................................                                             2,780,257,214
                                                                                                     ---------------
BANK NOTES--4.84%
DOMESTIC--4.38%
    42,000   Comercia Bank N.A. Detroit...................        04/28/00           4.890*               41,986,270
     9,700   FCC National Bank............................        03/15/00           5.180                 9,696,040
    30,000   FCC National Bank............................        07/13/99           4.880*               29,986,090
    99,700   First Tennessee Bank, N.A.-Memphis...........  01/14/00 to 04/12/00   5.100 to 5.210         99,700,000
   180,000   First Tennessee Bank, N.A.-Memphis...........  07/01/99 to 07/07/99   4.875 to 5.449*       180,000,000
    52,700   Harris Trust & Savings Bank..................  01/24/00 to 02/01/00   5.000 to 5.020         52,734,278
   175,000   LaSalle National Bank........................  01/25/00 to 04/12/00   4.940 to 5.150        174,975,072
                                                                                                     ---------------
                                                                                                         589,077,750
                                                                                                     ---------------
YANKEE--0.46%
    62,000   Westpac Banking Corporation..................        03/01/00           5.200                61,978,511
                                                                                                     ---------------
Total Bank Notes (cost--$651,056,261).....................                                               651,056,261
                                                                                                     ---------------
CERTIFICATES OF DEPOSIT--14.91%
DOMESTIC--0.19%
    25,000   Harris Trust & Savings Bank..................        02/14/00           5.050                24,998,495
                                                                                                     ---------------
YANKEE--14.72%
    75,000   ABN AMRO Bank N.V............................  02/14/00 to 04/28/00   5.045 to 5.120         74,947,240
   124,000   Bank of Nova Scotia..........................  08/24/99 to 01/14/00   5.050 to 5.590        124,004,985
   123,600   Barclays Bank PLC............................  01/10/00 to 03/01/00   4.980 to 5.230        123,602,189
   130,000   Barclays Bank PLC............................        07/01/99           4.890*              129,944,822
    50,000   Bayerische Hypo und Vereinsbank AG...........        04/28/00           5.150                49,979,483
    50,000   Bayerische Landesbank Girozentrale...........        07/26/99           4.880                49,999,104
    97,900   Canadian Imperial Bank of Commerce...........  02/23/00 to 04/12/00   5.100 to 5.195         97,896,054
    24,500   Deutsche Bank AG.............................        08/23/99           5.600                24,500,000
    30,000   National Bank of Canada......................        07/20/99           5.700                29,999,599
   126,000   National Westminster Bank PLC................  01/10/00 to 07/03/00   4.980 to 5.530        125,980,499
   107,000   Rabobank Nederland...........................  02/07/00 to 04/12/00   4.990 to 5.140        106,969,625
    38,000   Royal Bank of Canada.........................        03/31/00           5.265                37,990,395
    95,000   Royal Bank of Canada.........................        07/01/99         4.890 to 4.895*        94,965,406
   153,200   Societe Generale.............................  07/02/99 to 08/06/99   5.670 to 5.730        153,196,972
    25,000   Societe Generale.............................        07/24/99           4.965*               24,997,841
   358,300   Svenska Handelsbanken........................  08/16/99 to 05/22/00   4.990 to 5.600        358,240,947
   228,000   Toronto-Dominion Bank........................  08/03/99 to 04/17/00   4.940 to 5.680        227,965,545

PAINEWEBBER RMA MONEY MARKET PORTFOLIO

PRINCIPAL
  AMOUNT
  (000)                                                        MATURITY DATES      INTEREST RATES         VALUE
----------                                                  ---------------------  ---------------   ---------------

CERTIFICATES OF DEPOSIT--(CONCLUDED)
YANKEE--(CONCLUDED)

$   50,000   Toronto-Dominion Bank........................        07/01/99             4.885%*       $    49,978,937
    94,700   Westpac Banking Corporation..................  03/17/00 to 03/31/00   5.165 to 5.175         94,686,642
                                                                                                     ---------------
Total Yankee Certificates of Deposits.....................                                             1,979,846,285
                                                                                                     ---------------
Total Certificates of Deposit (cost--$2,004,844,780)......                                             2,004,844,780
                                                                                                     ---------------
TIME DEPOSITS--1.02%
   137,212   First National Bank of Chicago
               (cost--$137,212,405).......................        07/01/99           5.500               137,212,405
                                                                                                     ---------------
COMMERCIAL PAPER@--54.88%
ASSET BACKED-AUTO & TRUCK--0.33%
    45,000   New Center Asset Trust.......................        07/01/99           5.500                45,000,000
                                                                                                     ---------------
ASSET BACKED-BANKING--4.06%
   383,395   Atlantis One Funding.........................  07/09/99 to 09/24/99   4.800 to 5.050        381,782,062
   164,320   Woodstreet Funding Corporation...............  07/08/99 to 08/03/99   4.810 to 5.130        163,928,844
                                                                                                     ---------------
                                                                                                         545,710,906
                                                                                                     ---------------
ASSET BACKED-CREDIT CARDS--1.04%
   140,000   Riverwoods Funding Corporation...............  07/26/99 to 07/28/99   5.020 to 5.090        139,490,989
                                                                                                     ---------------
ASSET BACKED-FINANCE--0.40%
    54,000   Beta Finance, Incorporated*..................  07/15/99 to 07/16/99   4.820 to 4.830         53,894,776
                                                                                                     ---------------
ASSET BACKED-MISCELLANEOUS--9.02%
    30,000   Asset Securitization Cooperative
               Corporation................................        07/01/99           5.500                30,000,000
    84,685   Falcon Asset Securitization Corporation......  07/12/99 to 07/21/99   4.910 to 5.030         84,504,246
   125,000   Preferred Receivables Funding Corporation....  07/08/99 to 07/26/99   4.820 to 5.030        124,818,660
   159,000   Quincy Capital Corporation...................  07/06/99 to 08/04/99   4.860 to 5.020        158,621,986
    81,827   Receivables Capital Corporation .............  07/13/99 to 07/15/99   4.910 to 4.960         81,680,037
   164,601   Triple-A One Funding.........................  07/07/99 to 07/29/99   4.820 to 5.110        164,306,725
   570,578   Variable Funding Capital Corporation.........  07/01/99 to 08/05/99   4.810 to 5.560        569,594,702
                                                                                                     ---------------
                                                                                                       1,213,526,356
                                                                                                     ---------------
AUTO & TRUCK--7.57%
   185,904   BMW US Capital Incorporated..................  07/06/99 to 07/28/99   4.850 to 5.060        185,469,177
   225,000   DiamlerChrysler N.A. Holding Corporation.....  07/09/99 to 07/29/99   4.810 to 5.020        224,474,000
   348,750   Ford Motor Credit Corporation................  07/08/99 to 07/30/99   4.790 to 5.010        348,113,117
   240,000   General Motors Acceptance Corporation........  07/07/99 to 08/04/99   4.810 to 5.110        239,481,408
    20,000   PACCAR Financial Corporation.................        07/20/99           5.000                19,947,222
                                                                                                     ---------------
                                                                                                       1,017,484,924
                                                                                                     ---------------
BANKING-DOMESTIC--3.05%
    50,000   BCI Funding Corporation......................        07/27/99           5.090                49,816,194
    40,000   BBL North America Funding Corporation........        07/13/99           4.990                39,933,467
   255,000   Cregem North America Incorporated............  07/01/99 to 07/29/99   4.800 to 5.000        254,532,843
    66,000   Den Denske Corporation Delaware..............  07/08/99 to 07/12/99   4.890 to 5.100         65,918,973
                                                                                                     ---------------
                                                                                                         410,201,477
                                                                                                     ---------------

PAINEWEBBER RMA MONEY MARKET PORTFOLIO

PRINCIPAL
  AMOUNT
  (000)                                                        MATURITY DATES      INTEREST RATES         VALUE
----------                                                  ---------------------  ---------------   ---------------

COMMERCIAL PAPER@--(CONTINUED)

BANKING-FOREIGN--0.70%
$   75,000   Banque et Caisse d'Epargne de L'Etat.........  07/07/99 to 07/19/99       4.830%        $    74,899,375
    20,000   Nationwide Building Society..................        08/11/99           4.820                19,890,211
                                                                                                     ---------------
                                                                                                          94,789,586
                                                                                                     ---------------
BROKER-DEALER--5.49%
    40,000   Bear Stearns Companies, Incorporated.........        08/09/99           4.920                39,786,800
   130,000   Goldman Sachs Group Incorporated.............  07/20/99 to 07/27/99   4.980 to 5.030        129,602,254
   275,000   Merrill Lynch & Company Incorporated.........  07/13/99 to 07/22/99   4.800 to 5.030        274,339,570
   195,000   Morgan Stanley, Dean Witter & Company........  07/12/99 to 07/21/99   4.800 to 5.000        194,618,236
   100,000   Morgan Stanley, Dean Witter & Company........        07/01/99         5.110 to 5.130*       100,000,000
                                                                                                     ---------------
                                                                                                         738,346,860
                                                                                                     ---------------
BUSINESS SERVICES--1.22%
   165,304   Xerox Capital PLC............................  07/22/99 to 07/27/99     5.000               164,738,319
                                                                                                     ---------------
CHEMICALS--0.13%
    17,000   Henkel Corporation...........................        07/07/99           4.830                16,986,315
                                                                                                     ---------------
COMPUTERS--0.93%
   125,000   IBM Credit Corporation.......................  07/20/99 to 07/28/99   4.950 to 4.980        124,617,250
                                                                                                     ---------------
CONSUMER PRODUCTS--0.75%
   101,018   Kimberly Clark Corporation...................  07/09/99 to 07/29/99   4.970 to 5.020        100,833,581
                                                                                                     ---------------
DRUGS & HEALTH CARE--3.55%
    41,000   Abbott Laboratories..........................        07/02/99           4.830                40,994,499
    50,000   Bayer Corporation............................        07/20/99           4.780                49,873,861
   336,775   Pfizer Incorporated..........................  07/06/99 to 07/22/99   4.850 to 4.960        336,108,562
    50,000   Warner Lambert Company.......................        07/26/99           4.850                49,831,597
                                                                                                     ---------------
                                                                                                         476,808,519
                                                                                                     ---------------
ELECTRONICS--0.61%
    33,625   Motorola Credit Corporation..................        07/30/99           4.980                33,490,108
    10,000   Motorola Incorporated........................        08/03/99           5.080                 9,953,433
    18,200   Siemens Capital Corporation..................        07/01/99           4.810                18,200,000
    20,154   Vermont American Corporation.................        07/06/99           4.850                20,140,424
                                                                                                     ---------------
                                                                                                          81,783,965
                                                                                                     ---------------
ENERGY--2.36%
    50,000   Chevron USA Incorporated.....................        08/10/99           5.070                49,718,334
    78,000   Exxon Asset Management.......................        07/23/99           5.050                77,759,283
   190,000   Koch Industries..............................        07/01/99           5.520               190,000,000
                                                                                                     ---------------
                                                                                                         317,477,617
                                                                                                     ---------------
ENTERTAINMENT--0.40%
    54,000   The Walt Disney Company......................        07/12/99           4.950                53,918,325
                                                                                                     ---------------
FINANCE-AIRCRAFT--0.19%
    25,000   International Lease Financing................        07/09/99           4.850                24,973,055
                                                                                                     ---------------

PAINEWEBBER RMA MONEY MARKET PORTFOLIO

PRINCIPAL
  AMOUNT
  (000)                                                        MATURITY DATES      INTEREST RATES         VALUE
----------                                                  ---------------------  ---------------   ---------------

COMMERCIAL PAPER@--(CONTINUED)

FINANCE-CONDUIT--1.00%
$  134,904   MetLife Funding Incorporated.................  07/08/99 to 07/21/99   4.870 to 5.000%   $   134,635,918
                                                                                                     ---------------
FINANCE-CONSUMER--1.46%
    50,000   American General Finance Corporation.........        07/08/99           4.820                49,953,139
   135,000   Household Finance Corporation................        07/14/99           4.800               134,766,000
    11,155   Transamerica Finance Corporation.............        07/13/99           4.850                11,136,966
                                                                                                     ---------------
                                                                                                         195,856,105
                                                                                                     ---------------
FINANCE-SUBSIDIARY--0.93%
    25,000   Deutsche Bank Financial Incorporated.........        08/09/99           4.810                24,869,729
    25,000   Dresdner U.S. Finance........................        07/30/99           5.100                24,897,292
    75,000   National Australia Funding (Delaware)
               Incorporated...............................  07/12/99 to 07/19/99   4.890 to 5.020         74,837,146
                                                                                                     ---------------
                                                                                                         124,604,167
                                                                                                     ---------------
FOOD, BEVERAGE & TOBACCO--1.23%
    18,223   Best Foods Corporation.......................        07/16/99           4.980                18,185,187
    63,750   Campbell Soup Company........................  07/15/99 to 09/03/99   4.950 to 5.120         63,528,594
    58,800   Coca-Cola Company............................  07/15/99 to 07/20/99   4.850 to 5.050         58,654,732
    25,000   Kellogg Company..............................        07/22/99           4.950                24,927,813
                                                                                                     ---------------
                                                                                                         165,296,326
                                                                                                     ---------------
INSURANCE--0.59%
    50,000   Prudential Funding Corporation...............        07/08/99           4.820                49,953,139
    30,000   USAA Capital Corporation.....................        07/13/99           4.870                29,951,300
                                                                                                     ---------------
                                                                                                          79,904,439
                                                                                                     ---------------
INSURANCE-PROPERTY/CASUALTY--0.22%
    30,000   A.I. Credit Corporation......................        07/20/99           4.950                29,921,625
                                                                                                     ---------------
MANUFACTURING-DIVERSIFIED--1.55%
   208,600   BTR Dunlop Finance Incorporated..............  07/07/99 to 07/29/99   4.870 to 5.080        208,126,603
                                                                                                     ---------------
METALS & MINING--0.53%
    70,800   U.S. Borax Incorporated......................  07/07/99 to 07/15/99   4.810 to 4.900         70,715,645
                                                                                                     ---------------
PAPER & FOREST PRODUCTS--0.32%
    43,000   Weyerhaeuser Real Estate Company.............  07/08/99 to 07/09/99     4.850                42,956,350
                                                                                                     ---------------
PRINTING & PUBLISHING--0.74%
   100,000   Reed Elsevier (USA) Incorporated.............  07/15/99 to 07/19/99   4.850 to 4.950         99,782,500
                                                                                                     ---------------
TELECOMMUNICATIONS--3.56%
    25,000   American Telephone & Telegraph...............        07/06/99           4.800                24,983,333
    40,000   Ameritech Capital Funding Corporation........        07/13/99           4.900                39,934,667
    37,000   Bell Atlantic Network Funding Corporation....        07/20/99           5.000                36,902,361
   315,000   BellSouth Capital Funding Corporation........  07/09/99 to 07/29/99   4.850 to 5.060        314,269,831
    63,000   Lucent Technologies Incorporated.............  07/19/99 to 07/27/99     4.870                62,832,526
                                                                                                     ---------------
                                                                                                         478,922,718
                                                                                                     ---------------

PAINEWEBBER RMA MONEY MARKET PORTFOLIO

PRINCIPAL
  AMOUNT
  (000)                                                        MATURITY DATES      INTEREST RATES         VALUE
----------                                                  ---------------------  ---------------   ---------------

COMMERCIAL PAPER@--(CONCLUDED)

UTILITY-ELECTRIC--0.95%
$  128,017   Southern Company.............................  07/06/99 to 07/27/99   4.850 to 5.020%   $   127,841,735
                                                                                                     ---------------
Total Commercial Paper (cost--$7,379,146,951).............                                             7,379,146,951
                                                                                                     ---------------

SHORT-TERM CORPORATE OBLIGATIONS--3.53%
AUTO & TRUCK--0.34%
    45,000   PACCAR Financial Corporation.................        07/28/99           5.065*               44,998,354
                                                                                                     ---------------
BANKING-DOMESTIC--0.45%
    25,000   Nations Bank Corporation.....................        07/02/99           4.990*               25,000,001
    35,400   Norwest Corporation..........................  08/31/99 to 09/15/99   5.550 to 6.680         35,437,627
                                                                                                     ---------------
                                                                                                          60,437,628
                                                                                                     ---------------
BROKER-DEALER--1.30%
   105,000   Bear Stearns Companies Incorporated..........  07/01/99 to 07/20/99   4.923 to 5.489*       105,000,000
    25,000   Lehman Brothers Holdings Incorporated........        07/19/99           5.220*               25,006,450
    45,000   Merrill Lynch & Company Incorporated.........        07/01/99           4.850*               45,000,000
                                                                                                     ---------------
                                                                                                         175,006,450
                                                                                                     ---------------
COMPUTERS--0.63%
    50,000   IBM Credit Corporation.......................        07/22/99           6.100                50,019,337
    35,000   IBM Credit Corporation.......................        09/15/99           5.094*               35,000,000
                                                                                                     ---------------
                                                                                                          85,019,337
                                                                                                     ---------------
FINANCE-DIVERSIFIED--0.37%
    50,000   Associates Corporation of North America......        06/29/00           5.097*               49,970,065
                                                                                                     ---------------
INSURANCE--0.44%
    59,150   Prudential Funding Corporation...............        07/06/99         5.389 to 5.509*        59,150,000
                                                                                                     ---------------
Total Short-Term Corporate Obligations
  (cost--$474,581,834)....................................                                               474,581,834
                                                                                                     ---------------
Total Investments (cost--$13,427,099,445 which
  approximates cost for federal income tax
  purposes)--99.86%.......................................                                            13,427,099,445
Other assets in excess of liabilities--0.14%..............                                                19,040,669
                                                                                                     ---------------
Net Assets (applicable to 13,449,536,147 shares of common
  stock outstanding at $1.00 per share)--100.00%..........                                           $13,446,140,114
                                                                                                     ---------------
                                                                                                     ---------------

-----------------

* Variable rate securities--maturity date reflects earlier of reset date or stated maturity date. The interest rates shown are the current rates as of June 30, 1999.

@ Interest rates shown are discount rates at date of purchase.

                       Weighted average maturity--64 days

                 See accompanying notes to financial statements

PAINEWEBBER RMA U.S. GOVERNMENT PORTFOLIO

STATEMENT OF NET ASSETS                                            JUNE 30, 1999

PRINCIPAL
  AMOUNT
  (000)                                                               MATURITY DATES       INTEREST RATES          VALUE
----------                                                         --------------------   -----------------    --------------
U.S. GOVERNMENT OBLIGATIONS--59.56%
$  125,000    U.S. Treasury Bills...............................   07/08/99 to 08/05/99   4.375 to 4.480%@     $  124,633,088
   680,000    U.S. Treasury Notes...............................   07/15/99 to 04/30/00    5.500 to 7.125         682,117,165
                                                                                                               --------------
Total U.S. Government Obligations (cost--$806,750,253)..........                                                  806,750,253
                                                                                                               --------------

REPURCHASE AGREEMENTS--39.92%
    37,396    Repurchase Agreement dated 06/30/99 with Bear
                Stearns & Company, collateralized by $35,600,000
                U.S. Treasury Notes, 7.875% due 08/15/01
                (value-$38,156,080); proceeds: $37,400,934......         07/01/99                    4.750         37,396,000
    12,604    Repurchase Agreement dated 06/30/99 with Bear
                Stearns & Company, collateralized by $12,920,000
                U.S. Treasury Bills, due 08/05/99
                (value-$12,864,444); proceeds: $12,605,663......         07/01/99                    4.750         12,604,000
    45,000    Repurchase Agreement dated 06/30/99 with Deustche
                Bank Securities Incorporated, collateralized by
                $46,605,000 U.S. Treasury Notes, 4.625% due
                12/31/00 (value-$45,901,824); proceeds:
                $45,006,188.....................................         07/01/99                    4.950         45,000,000
     5,000    Repurchase Agreement dated 06/30/99 with Deustche
                Bank Securities Incorporated, collateralized by
                $5,180,000 U.S. Treasury Notes, 4.625% due
                12/31/00 (value-$5,100,280);
                proceeds: $5,000,688............................         07/01/99                    4.950          5,000,000
    50,000    Repurchase Agreement dated 06/30/99 with Dresdner
                Kleinwort Benson N.A. LLC, collateralized by
                $49,993,000 U.S. Treasury Notes, 6.250% due
                04/30/01 (value-$51,020,356);
                proceeds: $50,006,875...........................         07/01/99                    4.950         50,000,000
    50,000    Repurchase Agreement dated 06/30/99 with First
                Chicago Capital Markets Incorporated,
                collateralized by $46,550,000 U.S. Treasury
                Bonds, 7.250% due 05/15/16 (value-$51,000,180);
                proceeds: $50,006,806...........................         07/01/99                    4.900         50,000,000
    20,834    Repurchase Agreement dated 06/30/99 with Goldman
                Sachs & Company, collateralized by $17,365,000
                U.S. Treasury Notes, 11.125% due 08/15/03
                (value-$21,263,443);
                proceeds: $20,836,720...........................         07/01/99                    4.700         20,834,000
    49,019    Repurchase Agreement dated 06/30/99 with J.P.
                Morgan Securities Incorporated, collateralized
                by $50,000,000 U.S. Treasury Notes, 5.500% due
                03/31/03 (value-$49,999,500);
                proceeds: $49,025,604...........................         07/01/99                    4.850         49,019,000
       981    Repurchase Agreement dated 06/30/99 with J.P.
                Morgan Securities Incorporated, collateralized
                by $1,001,000 U.S. Treasury Notes, 5.500% due
                03/31/03 (value-$1,000,630);
                proceeds: $981,132..............................         07/01/99                    4.850            981,000
    50,000    Repurchase Agreement dated 06/30/99 with Merrill
                Lynch Government Securities Incorporated,
                collateralized by $53,615,000 U.S. Treasury
                Bills, due 06/22/00 (value-$51,001,269);
                proceeds: $50,006,806...........................         07/01/99                    4.900         50,000,000
    20,000    Repurchase Agreement dated 06/30/99 with Morgan
                Stanley & Company Incorporated, collateralized
                by $13,445,000 U.S. Treasury Bonds, 13.250% due
                05/15/14 (value-$20,402,788);
                proceeds: $20,002,694...........................         07/01/99                    4.850         20,000,000
    50,000    Repurchase Agreement dated 06/30/99 with
                NationsBanc Montgomery Securities,
                collateralized by $49,940,000 U.S. Treasury
                Notes, 6.125% due 09/30/00 (value-$51,001,225);
                proceeds: $50,006,528...........................         07/01/99                    4.700         50,000,000

PAINEWEBBER RMA U.S. GOVERNMENT PORTFOLIO

PRINCIPAL
  AMOUNT
  (000)                                                               MATURITY DATES       INTEREST RATES          VALUE
----------                                                         --------------------   -----------------    --------------

REPURCHASE AGREEMENTS--(CONCLUDED)

$   50,000    Repurchase Agreement dated 06/30/99 with SG Cowen
                Securities Corporation, collateralized by
                $49,216,000 U.S. Treasury Notes, 6.250% due
                01/31/02 (value-$51,000,080);
                proceeds: $50,006,778...........................         07/01/99                    4.880%    $   50,000,000
    37,088    Repurchase Agreement dated 06/30/99 with State
                Street Bank and Trust Company, collateralized by
                $25,760,000 U.S. Treasury Bonds, 14.000% due
                11/15/11 (value-$37,835,000);
                proceeds: $37,092,997...........................         07/01/99                    4.850         37,088,000
    12,912    Repurchase Agreement dated 06/30/99 with State
                Street Bank and Trust Company, collateralized by
                $9,720,000 U.S. Treasury Bonds, 12.750% due
                11/15/10 (value-$13,174,488);
                proceeds: $12,913,646...........................         07/01/99                    4.850         12,912,000
    49,693    Repurchase Agreement dated 06/30/99 with Warburg
                Dillon Read LLC, collateralized by $50,000,000
                U.S. Treasury Bonds, 6.250% due 08/15/23
                (value-$50,687,500); proceeds: $49,699,819......         07/01/99                    4.940         49,693,000
       307    Repurchase Agreement dated 06/30/99 with Warburg
                Dillon Read LLC, collateralized by $309,000 U.S.
                Treasury Bonds, 6.250% due 08/15/23
                (value-$313,249); proceeds: $307,042............         07/01/99                    4.940            307,000
                                                                                                               --------------
Total Repurchase Agreements (cost--$540,834,000)................                                                  540,834,000
                                                                                                               --------------
Total Investments (cost--$1,347,584,253 which approximates cost
  for federal income tax purposes)--99.48%......................                                                1,347,584,253
Other assets in excess of liabilities--0.52%....................                                                    7,009,416
                                                                                                               --------------
Net Assets (applicable to 1,354,979,827 shares of common stock
  outstanding at $1.00 per share)--100.00%......................                                               $1,354,593,669
                                                                                                               --------------
                                                                                                               --------------

-----------------

@ Interest rates shown are discount rates at date of purchase.

                       Weighted average maturity--57 days

                 See accompanying notes to financial statements

PAINEWEBBER RMA TAX-FREE FUND, INC.

STATEMENT OF NET ASSETS                                            JUNE 30, 1999

 PRINCIPAL
   AMOUNT
   (000)                                                               MATURITY DATES       INTEREST RATES         VALUE
------------                                                        --------------------   ----------------   ---------------
ALABAMA--2.22%
$     20,900    Birmingham Alabama Medical Clinic Board Revenue
                  (U.A.H.S.F).....................................           A                 3.300%         $    20,900,000
       9,635    Birmingham Alabama Refunding, Series A............           A                 3.500                9,635,000
       5,335    Birmingham Alabama Special Care Facilities
                  (Eye Foundation Hospital), Series A.............           A                 3.300                5,335,000
       2,015    Jefferson County Board of Education School
                  Refunding, Series A.............................        02/15/00             4.500                2,032,846
      10,000    Port City Medical Board of Mobile (Infirmary
                  Health Systems).................................        07/20/99             3.050               10,000,000
       6,000    St. Clair County Industrial Development Board
                  (National Cement Company Inc. Project)..........           A                 3.650                6,000,000
                                                                                                              ---------------
                                                                                                                   53,902,846
                                                                                                              ---------------
ARIZONA--2.38%
      11,200    Apache County Industrial Development Authority
                  (Tucson Electric Power Company Project Series
                  B)..............................................           A                 3.450               11,200,000
       6,500    Apache County Industrial Development Authority
                  (Tucson Electric Power Springerville Project)...           A                 3.400                6,500,000
       2,500    Arizona School District Financing Program
                  Certificates of Participation Series A..........        07/30/99             4.100                2,502,070
       5,000    Maricopa County Pollution Control Revenue
                  (El Paso Electric Palo Verde Project) Series
                  E...............................................           A                 3.400                5,000,000
       5,000    Maricopa County Pollution Control Corporation
                  (El Paso Project A).............................           A                 3.400                5,000,000
       5,000    Maricopa County Pollution Control
                  (El Paso Electric Company Project A)............           A                 3.400                5,000,000
       4,200    Phoenix Multi-Family Housing Authority
                  (Del Mar Terrace Apartments Project)............           A                 3.800                4,200,000
       3,780    Scottsdale Industrial Development Authority
                  Hospital Revenue (Scottsdale Memorial Health
                  Systems Series B)...............................           A                 3.300                3,780,000
      14,460    Salt River Agricultural Improvement and Power
                  Project
                  Tax-Exempt Commerical Paper.....................           A                 3.050               14,460,000
                                                                                                              ---------------
                                                                                                                   57,642,070
                                                                                                              ---------------
CALIFORNIA--0.76%
       6,500    California Higher Education Loan Authority
                  (Student Loans).................................           A                 3.050                6,500,000
       6,900    Los Angeles Regional Airports Improvement
                  Corporation
                  Lease Revenue...................................           A                 3.850                6,900,000
       5,000    Fremont California Tax and Revenue Anticipation
                  Notes...........................................        07/01/99             4.000                5,000,000
                                                                                                              ---------------
                                                                                                                   18,400,000
                                                                                                              ---------------
COLORADO--0.99%
       9,150    Douglas County Colorado Multi-Family Housing
                  Revenue
                  (Autumn Chase Project J)........................           A                 3.400                9,150,000
      10,500    Moffat County Pollution Control Revenue
                  (Colorado-Ute Electric).........................           A                 3.800               10,500,000
       4,450    Smith Creek Metropolitan District Revenue.........        07/01/99             3.800                4,450,000
                                                                                                              ---------------
                                                                                                                   24,100,000
                                                                                                              ---------------
DELAWARE--0.85%
      20,600    Delaware Economic Development Authority
                  (Hospital Billing and Collection Service,
                  Ltd.)...........................................           A                 3.550               20,600,000
                                                                                                              ---------------

PAINEWEBBER RMA TAX-FREE FUND, INC.

 PRINCIPAL
   AMOUNT
   (000)                                                               MATURITY DATES       INTEREST RATES         VALUE
------------                                                        --------------------   ----------------   ---------------
DISTRICT OF COLUMBIA--1.78%
$      5,205    District of Columbia Unrefunded Balance Bonds.....        12/01/99             4.700%         $     5,238,837
         900    District of Columbia Refunding A-1................           A                 3.500                  900,000
       1,300    District of Columbia Refunding A-6................           A                 3.500                1,300,000
      26,200    District of Columbia Revenue (George Washington
                  University A)...................................           A                 2.856               26,200,000
       9,500    District of Columbia (National Academy of Science)
                  Tax-Exempt Commercial Paper.....................  09/17/99 to 09/24/99   3.200 to 3.250           9,500,000
                                                                                                              ---------------
                                                                                                                   43,138,837
                                                                                                              ---------------
FLORIDA--7.23%
       4,285    Broward County Housing Finance Authority
                  Multi-Family Housing Revenue (Lake Park
                  Associates Limited).............................           A                 3.350                4,285,000
       9,550    Dade County Health Facilities Authority Hospital
                  Revenue
                  (Miami Childrens Hospital)......................           A                 3.300                9,550,000
      42,000    Dade County Water and Sewer System Revenue........           A                 3.300               42,000,000
       4,500    Florida Municipal Power Agency Revenue Refunding
                  Subordinated (Stanton Project)..................           A                 3.250                4,500,000
      10,000    Jacksonville Health Facilities Authority Hospital
                  (Charity Obligated Group).......................           A                 3.350               10,000,000
       9,100    Miami Health Facilities Authority Health
                  Facilities Refunding
                  (Mercy Hospital Project)........................           A                 3.350                9,100,000
       4,350    Orange County Health Facilities Authority
                  (Adventist Health Systems)......................           A                 3.750                4,350,000
      14,000    Palm Beach County Florida School District Tax
                  Anticipation Notes..............................        10/14/99             3.625               14,018,273
       4,000    Tampa Florida Occupational License Tax, Series
                  A...............................................           A                 3.300                4,000,000
       4,900    University of North Florida Foundation
                  Incorporated....................................           A                 3.800                4,900,000
      15,000    City of Sullivan Pollution Control Revenue
                  National Rural Utilities (Hoosier Energy)
                  Tax-Exempt Commercial Paper.....................  10/20/99 to 02/11/00   3.200 to 3.250          15,000,000
      33,875    Florida Local Government Finance Commission,
                  Series A,
                  Tax-Exempt Commercial Paper.....................  07/13/99 to 08/11/99   2.750 to 3.250          33,875,000
       7,400    Orange County Florida Hospital Revenue
                  Tax-Exempt Commercial Paper.....................        08/12/99             3.200                7,400,000
       7,750    Sarasota Public Hospital District
                  Tax-Exempt Commercial Paper.....................        09/14/99             3.150                7,750,000
       4,550    West Orange Memorial Hospital Series A-1,
                  Tax-Exempt Commercial Paper.....................        07/22/99             2.850                4,550,000
                                                                                                              ---------------
                                                                                                                  175,278,273
                                                                                                              ---------------
GEORGIA--7.18%
         100    Bartow County Development Authority Pollution
                  Control Revenue
                  (Georgia Power Company Bowen 1St. Series).......           A                 3.750                  100,000
       1,700    Burke County Development Authority Pollution
                  Control
                  (Georgia Power Company Plant Vogtle 2nd)........           A                 3.500                1,700,000
      18,700    Burke County Development Authority Pollution
                  Control
                  (Oglethorpe Power Corp.)........................           A                 3.300               18,700,000
       3,000    Cobb County and Marietta County Water Authority
                  Water Revenue...................................        11/01/99             4.500                3,015,421
      10,000    Cobb County Housing Authority Multi-Family Housing
                  Revenue
                  (Greenhouse Frey Apartment Project).............           A                 3.500               10,000,000
       5,500    Cobb County Tax Anticipation Notes................        12/31/99             3.250                5,505,500

PAINEWEBBER RMA TAX-FREE FUND, INC.

 PRINCIPAL
   AMOUNT
   (000)                                                               MATURITY DATES       INTEREST RATES         VALUE
------------                                                        --------------------   ----------------   ---------------

GEORGIA--(CONCLUDED)

$     10,000    De Kalb County Housing Authority Multi-Family
                  Housing Revenue
                  Refunding (Post Walk Project)...................           A                 3.350%         $    10,000,000
       5,500    De Kalb Private Hospital Authority Revenue
                  Anticipation Certificates
                  (ESR Childrens Health Series B).................           A                 3.350                5,500,000
      10,000    Municipal Electric Authority of Georgia...........           A                 3.500               10,000,000
       9,740    Georgia Municipal Gas Authority Gas Revenue
                  (Agency Project Series C).......................           A                 3.500                9,740,000
      12,595    Georgia Municipal Gas Authority Gas Revenue
                  (Gas Portfolio II Project C)....................           A                 3.300               12,595,000
      30,140    Georgia Municipal Gas Authority (Transco Portfolio
                  I Project B)....................................           A                 3.500               30,140,000
       5,100    Glynn Brunswick Memorial Hospital Anticipation
                  Certificates
                  (Southeast Georgia Health)......................           A                 3.300                5,100,000
      12,370    Glynn Brunswick Memorial Hospital Anticipation
                  Certificates
                  (Southeast Georgia Project).....................           A                 3.300               12,370,000
      19,150    Gwinnett County Housing Authority Multi-Family
                  Housing Revenue
                  (Post Chase Project)............................           A                 3.350               19,150,000
      10,400    Gwinnett County Housing Authority Multi-Family
                  Housing Revenue
                  (Greens Apartments Project) Tax-Exempt
                  Commercial Paper................................           A                 3.500               10,400,000
      10,000    Burke County Development Authority Pollution
                  Control
                  (Oglethorpe Power Corp.) Tax-Exempt Commercial
                  Paper...........................................        08/17/99             3.150               10,000,000
                                                                                                              ---------------
                                                                                                                  174,015,921
                                                                                                              ---------------
ILLINOIS--11.52%
       4,000    Chicago Illinois Multi-Family Housing Revenue
                  (Waveland Associates Project D).................           A                 3.400                4,000,000
       1,500    Chicago Illinois Multi-Family Housing Revenue
                  (Waveland Association Project E)................           A                 3.400                1,500,000
      35,400    Chicago O'Hare International Airport Revenue,
                  Series C........................................           A                 3.500               35,400,000
      39,600    Cook County Illinois..............................           A                 3.450               39,600,000
       6,000    Illinois Development Finance Authority
                  (Chicago Symphony Orchestra)....................           A                 3.450                6,000,000
      23,200    Illinois Development Finance Authority Pollution
                  Control Revenue
                  (Commonwealth Edison)...........................           A                 3.450               23,200,000
       2,500    Illinois Development Finance Authority Revenue
                  (Francis W. Parker School Project)..............           A                 3.500                2,500,000
       4,000    Illinois Development Finance Authority Revenue
                  (Provena Health) Series C.......................           A                 3.450                4,000,000
       9,000    Illinois Educational Facilities Authority Revenue
                  (Field Museum)..................................        11/23/99             2.900                9,000,000
       4,795    Illinois Educational Facilities Authority Revenue
                  (Northwestern University).......................           A                 3.700                4,795,000
       6,000    Illinois Educational Facilities Authority Revenue
                  (Shedd Aquarium Society Series B)...............        07/20/99             3.700                6,000,000
      19,700    Illinois Health Facilities Authority Revenue
                  (Central Health and Northwest Community)........           A                 3.400               19,700,000
       1,000    Illinois Health Facilities Authority Revenue
                  (Elmhurst Memorial Hospital Series B)...........           A                 3.500                1,000,000
      29,500    Illinois Health Facilities Authority Revenue
                  (Evanston Hospital).............................  11/30/99 to 05/31/00   2.950 to 3.250          29,500,000
       6,070    Illinois Health Facilities Authority Revenue
                  (Loyola University Health Systems Series B).....           A                 3.300                6,070,000
       8,000    Illinois Health Facilities Authority Revenue
                  (Pooled Loan)...................................           A                 3.650                8,000,000

PAINEWEBBER RMA TAX-FREE FUND, INC.

 PRINCIPAL
   AMOUNT
   (000)                                                               MATURITY DATES       INTEREST RATES         VALUE
------------                                                        --------------------   ----------------   ---------------

ILLINOIS--(CONCLUDED)

$      3,000    Illinois Health Facilities Authority Revenue
                  (St. Lukes Medical Center Obligation Series
                  B)..............................................           A                 3.500%         $     3,000,000
       5,000    Illinois Health Facilities Authority Revenue
                  (University Chicago Hospital), Project C........           A                 3.500                5,000,000
      21,950    Illinois Health Facilities Authority Revenue
                  Refunding
                  (Advocate Health Care Series B).................           A                 3.400               21,950,000
      21,600    Illinois Toll and Highway Authority...............           A                 3.300               21,600,000
       3,500    Jackson Union County Regional Port District
                  Facilities Revenue
                  Refunding (Enron Transportation Services).......           A                 3.350                3,500,000
      24,056    Illinois Educational Facilities Authority Revenue
                  (Pooled Loan) Tax-Exempt Commercial Paper.......  08/09/99 to 08/17/99   3.100 to 3.200          24,056,000
                                                                                                              ---------------
                                                                                                                  279,371,000
                                                                                                              ---------------
INDIANA--3.59%
      17,500    Indiana Bond Bank, Series A-2, Advance Funding
                  Program Note....................................        01/19/00             3.500               17,550,288
       4,000    Indiana Municipal Power Supply Systems Revenue
                  Refunding, Series A.............................           A                 3.350                4,000,000
       4,250    Indianapolis Local Public Improvement Bond Bank,
                  Series A........................................        01/10/00             4.000                4,266,524
       9,300    Rockport Pollution Control Revenue Refunding
                  (Indiana Michigan Power Company Project B)......           A                 3.450                9,300,000
      18,600    St. Joseph County Educational Facilities Revenue
                  (University Notre Dame).........................           A                 3.600               18,600,000
      33,400    City of Indianapolis Gas Utility System
                  Tax-Exempt Commercial Paper.....................  08/10/99 to 10/18/99   3.050 to 3.200          33,400,000
                                                                                                              ---------------
                                                                                                                   87,116,812
                                                                                                              ---------------
IOWA--0.95%
      23,000    Iowa Finance Authority (Village Court Project)....           A             3.625 to 3.700          23,000,000
                                                                                                              ---------------
KANSAS--0.21%
       5,050    Wyandotte County/Kansas City Unified Government...        02/01/00             3.300                5,050,000
                                                                                                              ---------------
KENTUCKY--1.86%
       4,500    Kentucky Asset / Liability Commission General
                  Fund............................................        11/01/99             3.500                4,508,096
       7,865    Kentucky Economic Development Finance Authority
                  Hospital Facilities Revenue (Baptist Healthcare
                  Systems Obligation).............................           A                 3.400                7,865,000
       8,095    Mason County Pollution Control Revenue
                  (East Kentucky Power National Rural)............           A                 3.550                8,095,000
      11,400    Jefferson County Kentucky Series A (Louisville Gas
                  and Electric) Tax-Exempt Commercial Paper.......  07/21/99 to 02/18/00   3.050 to 3.350          11,400,000
      13,135    Trimble County Pollution Control
                  (Louisville Gas and Electric) Tax-Exempt
                  Commercial Paper................................  07/27/99 to 07/28/99       3.150               13,135,000
                                                                                                              ---------------
                                                                                                                   45,003,096
                                                                                                              ---------------
LOUISIANA--3.81%
       9,700    Calcasieu Parish Industrial Development Board
                  Pollution Control Revenue (Citgo Petrol
                  Corporation)....................................           A                 3.550                9,700,000
       3,750    Calcasieu Parish Louisiana Sales Tax District.....           A                 3.750                3,750,000
      11,500    Jefferson Parish Hospital Service District
                  Hospital Revenue................................           A                 3.500               11,500,000
      27,000    Louisiana Offshore Terminal Authority Deepwater...           A                 3.500               27,000,000

PAINEWEBBER RMA TAX-FREE FUND, INC.

 PRINCIPAL
   AMOUNT
   (000)                                                               MATURITY DATES       INTEREST RATES         VALUE
------------                                                        --------------------   ----------------   ---------------

LOUISIANA--(CONCLUDED)

$     12,000    Louisiana Public Facilities Authority
                  Pollution Control Revenue (Ciba Geigy)..........           A                 3.500%         $    12,000,000
       7,545    Louisiana Public Facilities Authority Revenue
                  (College and University Equipment and Capital
                  Series A).......................................           A                 3.500                7,545,000
      11,000    Plaquemines Port Harbor and Terminal District
                  (Tampa Electric)................................  10/07/99 to 10/15/99   3.150 to 3.300          11,000,000
       4,000    Plaquemines Port Harbor and Terminal District Port
                  (Chevron Pipeline Company)......................           A                 3.650                4,000,326
       5,900    South Louisiana Port Commission Marine Terminal
                  Facilities Revenue (Occidental Petroleum).......           A                 3.500                5,900,000
                                                                                                              ---------------
                                                                                                                   92,395,326
                                                                                                              ---------------
MARYLAND--3.39%
       4,500    Maryland Health and Higher Educational Facilities
                  Series A
                  (Johns Hopkins Hospital)........................           A                 3.300                4,500,000
       3,600    Maryland Health and Higher Educational Facilities
                  Series A
                  (Pooled Loan Program)...........................           A                 3.550                3,600,000
      13,900    Maryland Health and Higher Educational Facilities
                  Series B
                  (Pooled Loan Program)...........................           A                 3.400               13,900,000
       5,575    Northeast Maryland Waste Disposal Authority
                  Resources
                  Recovery Revenue (Refunding Harford County
                  Resources)......................................           A                 3.200                5,575,000
       9,200    University of Maryland Equipment Tender Notes.....           A                 3.400                9,200,000
      45,400    Maryland Health and Higher Education, Series C
                  (Johns Hopkins Hospital) Tax-Exempt Commercial
                  Paper...........................................  08/10/99 to 02/17/00   3.100 to 3.350          45,400,000
                                                                                                              ---------------
                                                                                                                   82,175,000
                                                                                                              ---------------
MASSACHUSETTS--2.47%
      11,400    Boston Water and Sewer Commission Revenue Series
                  A...............................................           A                 3.500               11,400,000
       1,130    Falmouth Massachusetts Bond Anticipation Notes....        08/13/99             4.000                1,130,507
      10,000    Gloucester Massachusetts Bond Anticipation
                  Notes...........................................        08/05/99             4.000               10,003,143
      13,500    Massachusetts Bay Transport Authority Notes Series
                  A...............................................        02/25/00             3.500               13,551,500
      10,000    Massachusetts Health and Educational Facilities
                  Authority
                  (Capital Asset Program).........................           A                 3.200               10,000,000
       4,000    Massachusetts Municipal Wholesale Electric Company
                  Power Supply Systems Revenue....................           A                 3.400                4,000,000
       4,900    Narragansett Regional School District Bond
                  Anticipation Notes..............................        07/30/99             3.750                4,901,477
       5,000    Norfolk County Massachusetts Agricultural School
                  Loan............................................        03/07/00             3.400                5,000,000
                                                                                                              ---------------
                                                                                                                   59,986,627
                                                                                                              ---------------
MICHIGAN--2.35%
       3,000    Detriot City School District School Aid Notes.....        07/01/99             4.250                3,000,000
       8,000    Kent Hospital Finance Authority Michigan Revenue
                  Refunding Spectrum Health B.....................           A                 3.300                8,000,000
       2,000    Michigan Municipal Bond Authority Revenue Notes
                  Series B 1......................................        07/02/99             4.500                2,000,047
       4,500    Michigan Municipal Bond Authority Revenue Notes
                  Series D 1......................................        08/27/99             4.250                4,504,540
      12,950    Michigan Municipal Bond Authority Revenue Notes
                  Series D 2......................................        08/27/99             4.250               12,964,055
       4,000    Michigan State Housing Development Authority
                  (Shoal Creek)...................................           A                 3.500                4,000,000
       7,000    Michigan Strategic Fund (Dow Chemical)............           A                 3.450                7,000,000
       2,600    Michigan University Revenues Refunding Hospital
                  Series A 2......................................           A                 3.450                2,600,000

PAINEWEBBER RMA TAX-FREE FUND, INC.

 PRINCIPAL
   AMOUNT
   (000)                                                               MATURITY DATES       INTEREST RATES         VALUE
------------                                                        --------------------   ----------------   ---------------

MICHIGAN--(CONCLUDED)

$      5,400    Northville Township Economic Development
                  Corporation
                  Limited Obligation Revenue
                  (Thrifty Northville Incorporated Project).......           A                 3.825%         $     5,400,000
       3,500    Michigan State Building Authority Revenue, Series
                  1
                  Tax-Exempt Commercial Paper.....................        08/05/99             3.150                3,500,000
       4,000    Michigan Strategic Fund (Dow Chemical)
                  Tax-Exempt Commercial Paper.....................        07/14/99             3.150                4,000,000
                                                                                                              ---------------
                                                                                                                   56,968,642
                                                                                                              ---------------
MISSISSIPI--0.64%
       3,600    Harrison County Pollution Control Revenue
                  (DuPont)........................................           A                 3.450                3,600,000
       8,700    Mississippi Business Finance Corporation
                  Mississippi Revenue
                  (Mississippi College)...........................           A                 3.800                8,700,000
       3,200    Claiborne County Pollution Control Revenue
                  (Southern Mississippi Electric) Tax-Exempt
                  Commercial Paper................................        09/16/99             3.300                3,200,000
                                                                                                              ---------------
                                                                                                                   15,500,000
                                                                                                              ---------------
MISSOURI--1.40%
      34,000    Missouri Health and Educational Facilities
                  Authority Revenue
                  (Medical Research Facilities Stowers A).........           A                 3.550               34,000,000
                                                                                                              ---------------
NEBRASKA--1.39%
      10,100    Lancaster County Hospital Revenue
                  (Bryan Memorial Hospital Project)...............           A                 3.300               10,100,000
       3,200    Nebhelp Incorporated Nebraska Revenue
                  Multiple Mode Student Loan, Series A............           A                 3.550                3,200,000
      15,100    Nebhelp Incorporated Nebraska Revenue
                  Multiple Mode Student Loan, Series E............           A                 3.550               15,100,000
       5,360    Omaha Public Power District Electric
                  Tax-Exempt Commercial Paper.....................  10/12/99 to 02/10/00       3.250                5,360,000
                                                                                                              ---------------
                                                                                                                   33,760,000
                                                                                                              ---------------
NEVADA--1.33%
      27,510    Clark County Airport Improvement Revenue..........           A                 3.300               27,510,000
       4,490    Clark County School District Bonds................        06/15/00         6.000 to 6.500           4,617,039
                                                                                                              ---------------
                                                                                                                   32,127,039
                                                                                                              ---------------
NEW HAMPSHIRE--1.42%
      10,000    New Hampshire Business Finance Authority Series A
                  Resource Recovery Revenue.......................           A                 3.550               10,000,000
      19,525    New Hampshire Housing Finance Authority
                  Multi-Family Revenue
                  (EQR Bond Partnership Project)..................           A                 3.500               19,525,000
       5,000    Rockingham County Tax Anticipation Notes..........        12/31/99             3.250                5,000,716
                                                                                                              ---------------
                                                                                                                   34,525,716
                                                                                                              ---------------
NEW JERSEY--1.01%
       2,500    Essex County Bond Anticipation Notes..............        12/15/99             3.500                2,504,597
      12,000    South Jersey Transportation Authority New Jersey
                  Subordinated Bond Anticipation Notes............        11/03/99             2.950               12,000,000

PAINEWEBBER RMA TAX-FREE FUND, INC.

 PRINCIPAL
   AMOUNT
   (000)                                                               MATURITY DATES       INTEREST RATES         VALUE
------------                                                        --------------------   ----------------   ---------------

NEW JERSEY--(CONCLUDED)

$     10,000    Woodbridge Township Bond Anticipation Notes.......        07/30/99             4.000%         $    10,003,075
                                                                                                              ---------------
                                                                                                                   24,507,672
                                                                                                              ---------------
NEW MEXICO--0.82%
       2,900    Albuquerque Gross Receipts Lodges Tax Revenue
                  Series A........................................           A                 3.350                2,900,000
      16,900    University of New Mexico University Revenues......           A                 3.300               16,900,000
                                                                                                              ---------------
                                                                                                                   19,800,000
                                                                                                              ---------------
NEW YORK--4.33%
      13,900    Babylon New York Industrial Development Agency
                  Resources
                  (Ogden Martin Project)..........................           A                 3.100               13,900,000
       2,500    New York City Municipal Water Finance Authority...        09/17/99             3.350                2,500,000
       6,000    New York City Transitional Finance Authority
                  Future Tax Secured Series A.....................           A                 3.350                6,000,000
       2,750    New York City Transitional Finance Authority
                  Future Tax Secured Series C.....................           A                 3.400                2,750,000
       4,155    New York State Dormitory Authority Revenues
                  (State University Educational Series B).........        05/15/00             7.375                4,385,622
       1,200    New York State Energy Research and Development
                  Authority
                  Pollution Control Revenue (Orange and Rockland
                  Project A)......................................           A                 3.500                1,200,000
       4,000    New York State Energy Research and Development
                  Authority Gas
                  Facilities Revenue (Brooklyn Union Gas Company
                  Sereis A1)......................................           A                 3.350                4,000,000
       3,500    New York State Energy Research and Development
                  Authority Gas
                  Facilities Revenue (Brooklyn Union Gas Company
                  Series A3)......................................           A                 3.100                3,500,000
       6,900    New York State Housing Finance Agency
                  (Normandie Court I Project).....................           A                 3.200                6,900,000
       3,000    New York State Housing Finance Agency Service
                  Contract
                  Obligation Revenue Series A.....................           A                 3.350                3,000,000
       8,400    New York State Local Government Assistance
                  Corporation.....................................           A             3.000 to 3.250           8,400,000
      11,000    Riverhead Central School District
                  Tax Anticipation Notes..........................        06/23/00             3.750               11,019,176
      37,335    Suffolk County Water Authority
                  Bond Anticipation Notes.........................           A                 3.200               37,335,000
                                                                                                              ---------------
                                                                                                                  104,889,798
                                                                                                              ---------------
NORTH CAROLINA--6.55%
      16,480    Charlotte Airport Revenue.........................           A                 3.300               16,480,000
      16,400    Charlotte Mecklenberg Hospital Authority Health
                  Care Systems Revenue Series D...................           A                 3.700               16,400,000
       3,400    Greensboro Enterprise Systems Revenue Series B....           A                 3.300                3,400,000
      26,450    North Carolina Education and Medicare (Duke
                  University).....................................           A             3.250 to 3.9000         26,450,000
      10,975    North Carolina Educational Facilities Finance
                  Agency Revenue
                  (Guilford College)..............................           A                 3.500               10,975,000
      22,000    North Carolina Educational Facility
                  (Bowman Grey School Medical Project)............           A                 3.700               22,000,000
      19,740    North Carolina Educational Facility
                  (Duke University Project Series A)..............           A                 3.650               19,740,000
      14,000    North Carolina Educational Facility
                  (Duke University Project Series B)..............           A                 3.650               14,000,000

PAINEWEBBER RMA TAX-FREE FUND, INC.

 PRINCIPAL
   AMOUNT
   (000)                                                               MATURITY DATES       INTEREST RATES         VALUE
------------                                                        --------------------   ----------------   ---------------

NORTH CAROLINA--(CONCLUDED)

$      9,815    North Carolina Educational Facility (Elon
                  College)........................................           A                 3.350%         $     9,815,000
       5,785    North Carolina Medical Care Commission Hospital
                  Revenue
                  (Duke University Hospital Project C)............           A                 3.650                5,785,000
       2,300    North Carolina Medical Care Commission Hospital
                  Revenue Bonds...................................           A                 3.750                2,300,000
       7,600    Union County Industrial Facilities and Pollution
                  Control Financing Authority (Square D Company
                  Project)........................................           A             3.100 to 3.700           7,600,000
       4,000    North Carolina Municipal Power Series A
                  Tax-Exempt Commercial Paper.....................        10/19/99             3.350                4,000,000
                                                                                                              ---------------
                                                                                                                  158,945,000
                                                                                                              ---------------
OHIO--2.26%
       5,300    Columbus Electric Systems Revenue.................           A                 2.800                5,300,000
      18,900    Columbus Sewer Revenue............................           A                 3.700               18,900,000
      10,000    Cuyahoga County Hospital Revenue
                  (Cleveland Clinic Foundation A).................           A                 3.450               10,000,000
       4,835    Cuyahoga County Hospital Revenue Series A.........           A                 3.500                4,835,000
       1,650    Hamilton County Hospital Facilities Revenue
                  (Bethesda Hospital Incorporated)................           A                 3.600                1,650,000
      14,000    Ohio State Air Quality Development Authority
                  Revenue Refunding
                  (Ohio Edison Project, Series A).................           A                 2.850               14,000,000
                                                                                                              ---------------
                                                                                                                   54,685,000
                                                                                                              ---------------
OREGON--1.09%
      16,300    Oregon State General Obligation (Veterans
                  Welfare)........................................           A                 3.450               16,300,000
      10,000    Portland Oregon Tax Anticipation Notes............        06/29/00             4.250               10,076,900
                                                                                                              ---------------
                                                                                                                   26,376,900
                                                                                                              ---------------
PENNSYLVANIA--4.40%
      14,000    Allegheny County Hospital Development Authority
                  Revenue
                  (St. Francis Systems)...........................           A                 3.650               14,000,000
       3,000    Beaver County Pollution Control Revenue
                  (Ohio Edison Company Series A)..................           A                 3.100                3,000,000
       9,200    Delaware Economic Development Authority Revenue
                  (Hospital Billing Series C).....................  08/06/99 to 09/21/99   3.100 to 3.350           9,200,000
      21,200    Delaware Valley Regional Finance Authority
                  Local Government Revenue........................           A                 3.350               21,200,000
       4,600    Delaware Valley Regional Finance Authority Series
                  A
                  Local Government Revenue........................           A                 3.350                4,600,000
       4,200    Delaware Valley Regional Finance Authority Series
                  B
                  Local Government Revenue........................           A                 3.350                4,200,000
      12,200    Northcumberland County Industrial Development
                  Authority
                  Pollution Control Revenue (Merck and Company)...           A             3.000 to 3.950          12,200,000
      10,000    Pennsylvania Higher Educational Facilities
                  Authority Revenue
                  (University of Pennsylvania Health Services)
                  Series B........................................           A                 3.700               10,000,000
       3,600    Philadelphia Hospital and Higher Education Health
                  Systems
                  (Jefferson B project)...........................           A                 3.250                3,600,000
      10,000    Philadelphia Water and Waste (1st Albany Muni
                  Trust)..........................................           A                 3.040               10,000,000
       7,000    Philadelphia Water and Waste Revenue Series B.....           A                 3.300                7,000,000

PAINEWEBBER RMA TAX-FREE FUND, INC.

 PRINCIPAL
   AMOUNT
   (000)                                                               MATURITY DATES       INTEREST RATES         VALUE
------------                                                        --------------------   ----------------   ---------------

PENNSYLVANIA--(CONCLUDED)

$      7,800    Pottsville Hospital Authority Hospital Revenue
                  (Charity Obligation Group Series F).............           A                 3.350%         $     7,800,000
                                                                                                              ---------------
                                                                                                                  106,800,000
                                                                                                              ---------------
RHODE ISLAND--0.16%
       3,965    Rhode Island Health and Educational Building
                  Corporation
                  (Women and Infants).............................           A                 3.550                3,965,000
                                                                                                              ---------------
SOUTH CAROLINA--1.60%
      13,335    South Carolina Jobs Economic Development Authority
                  Hospital Facilities Revenue (Baptist Healthcare
                  Systems)........................................           A                 3.300               13,335,000
       7,350    South Carolina Jobs Economic Development Authority
                  Hospital Facilities Revenue (Regional Medical
                  Center Orangeburg)..............................           A                 3.300                7,350,000
       2,325    South Carolina Transportation Infrastructure Bank
                  Series A........................................        10/01/99             4.000                2,329,370
       2,325    Spartanburg County School District Number 7
                  School District Enhance Program.................        03/01/00             5.000                2,355,002
      13,545    South Carolina Public Service Authority
                  Tax-Exempt Commercial Paper.....................  08/06/99 to 08/13/99       3.150               13,545,000
                                                                                                              ---------------
                                                                                                                   38,914,372
                                                                                                              ---------------
SOUTH DAKOTA--0.18%
       4,235    South Dakota Building Authority Lease Revenue
                  Series A........................................        12/01/99             5.150                4,272,175
                                                                                                              ---------------
TENNESSEE--2.02%
       7,845    Clarksville Public Building Authority Revenue C...           A                 3.800                7,845,000
       4,000    Metropolitan Nashville Airport Authority..........           A                 3.500                4,000,000
       8,000    Metropolitan Nashville and Davidson County Health
                  and Education Facilities Board Revenue
                  (Vanderbilt University).........................           A                 3.100                8,000,000
       8,600    Metropolitan Nashville and Davidson Industrial
                  (Timberlake)....................................           A                 3.450                8,600,000
       4,500    Montgomery County Public Building Authority
                  Revenue
                  (Pooled loan)...................................           A                 3.800                4,500,000
       2,000    Tennessee Energy Acquisition Corporation Gas,
                  Series A........................................        09/01/99             3.750                2,001,155
       2,440    Tennessee Energy Acquisition Corporation Gas,
                  Series B........................................        09/01/99             3.750                2,441,208
       3,875    Tennessee State, Series A.........................        05/01/00             4.000                3,901,776
       7,700    Tennessee State Tax-Exempt Commercial Paper.......  08/09/99 to 08/10/99   3.050 to 3.150           7,700,000
                                                                                                              ---------------
                                                                                                                   48,989,139
                                                                                                              ---------------
TEXAS--10.42%
       6,460    Bexar County Health Facilities Development
                  (Army Retirement Foundation)....................           A                 3.700                6,460,000
      12,800    Georgetown Higher Education Finance Corp.
                  (Southwestern University).......................           A                 3.500               12,800,000
      10,700    Harris County Health Facilities Series B
                  (Memorial Hospital Systems Project).............           A                 3.300               10,700,000
      23,100    Harris County Toll Roads..........................           A                 3.350               23,100,000
       4,000    Houston Water and Sewer Systems...................        07/29/99             3.150                4,000,000
       1,330    Killeen Independent School District...............        02/15/00             4.200                1,339,790
       5,500    Midlothian Industrial Development Corporation
                  Pollution Control Revenue (Box Crow Cement
                  Company Project)................................           A             3.450 to 5.250           5,500,000
       4,800    Plano Texas Independent School District...........        02/15/00             5.500                4,868,726

PAINEWEBBER RMA TAX-FREE FUND, INC.

 PRINCIPAL
   AMOUNT
   (000)                                                               MATURITY DATES       INTEREST RATES         VALUE
------------                                                        --------------------   ----------------   ---------------

TEXAS--(CONCLUDED)

$      9,200    Port of Corpus Christi Authority Texas (Koch
                  Industries).....................................           A                 3.400%         $     9,200,000
      20,000    Texas State Tax Revenue Anticipation Notes........        08/31/99             4.500               20,052,645
      18,000    Travis County Health Facilities Development
                  Corporation
                  Hospital Revenue (Charity Obligation Group
                  Series E).......................................           A                 3.350               18,000,000
       4,000    Bexar Metropolitan Water Tax-Exempt Commercial
                  Paper...........................................        08/18/99             3.250                4,000,000
       6,000    Brownsville Utilities Tax-Exempt Commercial
                  Paper...........................................        09/08/99             3.150                6,000,000
      16,500    City of Houston Tax-Exempt Commercial Paper.......  07/21/99 to 08/19/99   2.900 to 3.200          16,500,000
      18,000    City of Houston Water and Sewer Authority
                  Tax-Exempt Commercial Paper.....................  07/27/99 to 08/18/99   3.050 to 3.200          18,000,000
       8,100    Houston General Obligation
                  Tax-Exempt Commercial Paper.....................  08/24/99 to 09/14/99       3.150                8,100,000
      10,000    San Antonio Texas Electric and Gas Series A
                  Tax-Exempt Commerical Paper.....................        08/20/99             3.100               10,000,000
       7,000    Texas Public Finance Authority Series B
                  Tax-Exempt Commercial Paper.....................        08/13/99             3.050                7,000,000
      67,000    Texas State Tax-Exempt Commercial Paper...........  07/23/99 to 08/23/99       2.950               67,000,000
                                                                                                              ---------------
                                                                                                                  252,621,161
                                                                                                              ---------------
UTAH--0.54%
       1,200    Carbon County Pollution Control Revenue
                  (Pacificorp Projects)...........................           A                 3.450                1,200,000
       6,985    Salt Lake City Airport Revenue Series A-10,
                  Registered D....................................           A                 3.250                6,985,000
       5,000    Intermountain Power Agency Utah Power Supply,
                  Series B-4
                  Tax-Exempt Commercial Paper.....................        02/09/00             3.250                5,000,000
                                                                                                              ---------------
                                                                                                                   13,185,000
                                                                                                              ---------------
VERMONT--0.27%
       6,500    Vermont Educational and Health Buildings Financing
                  Agency Revenue (Middlebury College Project A)...           A             3.100 to 3.150           6,500,000
                                                                                                              ---------------
VIRGINIA--2.05%
       5,000    Fairfax County Series A Public Improvement........        06/01/00             5.500                5,102,761
      20,000    Loudoun County Industrial Development Authority
                  Residential Care Facility Revenue Refunding
                  (Falcons Landing Project).......................           A                 3.400               20,000,000
       4,000    Chesapeake Industrial Development Authority
                  (Virginia Electric Power) Tax-Exempt Commercial
                  Paper...........................................        08/12/99             3.200                4,000,000
      20,700    Louisa Industrial Development Authority
                  (Virginia Electric Power) Tax-Exempt Commercial
                  Paper...........................................  07/19/99 to 02/14/00   3.150 to 3.400          20,700,000
                                                                                                              ---------------
                                                                                                                   49,802,761
                                                                                                              ---------------
WASHINGTON--1.68%
       5,500    Port of Seattle Industrial Development Corporation
                  (Alaska Airlines Incorporated)..................           A                 3.450                5,500,000
      14,800    Snohomish Public Utility District.................           A                 3.300               14,800,000
      12,800    Washington State Series Vr-96B....................           A                 3.400               12,800,000
       7,600    Seattle Municipal Light and Power Revenue
                  Tax-Exempt Commercial Paper.....................           A                 3.300                7,600,000
                                                                                                              ---------------
                                                                                                                   40,700,000
                                                                                                              ---------------

PAINEWEBBER RMA TAX-FREE FUND, INC.

 PRINCIPAL
   AMOUNT
   (000)                                                               MATURITY DATES       INTEREST RATES         VALUE
------------                                                        --------------------   ----------------   ---------------
WISCONSIN--1.09%
$      6,100    City of Oak Creek Pollution Control Revenue
                  (Wisconsin Electric Power Company)..............           A                 3.450%         $     6,100,000
       3,000    Kenosha Unified School District Number 1
                  Tax and Revenue Anticipation Promissory Notes...        09/28/99             3.380                3,000,000
       4,000    Stoughton Area School District Tax and Revenue
                  Anticipation Promissory Notes...................        10/29/99             3.250                4,000,000
       5,315    Wisconsin State Certificates Participation Master
                  Lease Series A..................................        03/01/00             3.500                5,321,751
       8,101    Wisconsin State Tax-Exempt Commercial Paper.......  09/10/99 to 09/13/99   3.150 to 3.200           8,101,000
                                                                                                              ---------------
                                                                                                                   26,522,751
                                                                                                              ---------------
WYOMING--0.40%
       9,700    Converse County Pollution Control Revenue
                  (Pacific Corporation) Tax-Exempt Commercial
                  Paper...........................................  09/01/99 to 09/22/99   3.150 to 3.350           9,700,000
                                                                                                              ---------------
Total Investments (cost--$2,439,233,934 which approximates cost
  for federal income tax purposes)--100.59%.......................                                              2,439,233,934
Liabilities in excess of other assets--(0.59)%....................                                                (14,296,021)
                                                                                                              ---------------
Net Assets (applicable to 2,425,949,988 shares of common stock
  outstanding at $1.00 per share)--100.00%........................                                            $ 2,424,937,913
                                                                                                              ---------------
                                                                                                              ---------------

-----------------
A -- Variable rate demand notes and variable rate certificates of participation are payable on demand. The interest rates shown are the current rates as of June 30, 1999 and reset periodically.

                       Weighted average maturity--41 days

                 See accompanying notes to financial statements

PAINEWEBBER RMA CALIFORNIA MUNICIPAL MONEY FUND

STATEMENT OF NET ASSETS                                            JUNE 30, 1999

PRINCIPAL
 AMOUNT
  (000)                                                                   MATURITY DATES       INTEREST RATES         VALUE
---------                                                              --------------------   ----------------    --------------
MUNICIPAL BONDS AND NOTES--88.06%
$  2,000     California Educational Facilities Authority
               (Stanford University-Series L).......................            A                 3.050%          $    2,000,000
   3,950     California Educational Facilities Authority
               (Stanford University-Series L-3).....................            A                 3.050                3,950,000
   2,300     California Educational Facilities Authority
               (Stanford University Series L-4).....................            A                 3.050                2,300,000
      60     California Health Facilities Financing Authority
               (St. Joseph's Health System-Series B)................            A                 2.900                   60,000
   8,800     California Health Facilities Financing Authority
               (Adventist Health System-Series A)...................            A                 3.400                8,800,000
   5,100     California Health Facilities Financing Authority
               (Adventist Health System-Series B)...................            A                 3.450                5,100,000
   7,100     California Health Facilities Financing Authority
               (Scripps Health-Series B)............................            A                 3.000                7,100,000
  10,585     California Health Facilities Financing Authority
               (Sutter Hospital Trust Receipt)......................            A                 3.300               10,585,000
     500     California Pollution Control Financing Authority
               (Pacific Gas & Electric Corporation-Series A)........            A                 3.100                  500,000
     300     California Pollution Control Financing Authority
               Pollution Control Revenue............................            A                 3.000                  300,000
  16,000     California School Facilities Financing Corporation
               Certificates of Participation
               (Capital Improvement Financing Projects-Series A)....            A                 3.150               16,000,000
   1,800     California School Facilities Financing Corporation
               Certificates of Participation
               (Capital Improvement Financing Projects-Series B)....            A                 3.150                1,800,000
   1,000     California State General Obligation....................         09/01/99             5.400                1,004,086
   1,885     California State Public Works Board
               (California State University-Series C)...............         10/01/99             5.000                1,893,818
   1,540     California State University and Colleges Revenue.......         11/01/99             8.250                1,566,874
   8,000     California Statewide Communities Development Authority
               Certificates of Participation
               (St Joseph Health System Group)......................            A                 3.100                8,000,000
   5,000     California Statewide Communities Development Authority
               Tax and Revenue Anticipation Notes (Series A-1)......         06/30/00             4.000                5,039,600
  10,900     California Transit Financing Authority.................            A                 3.100               10,900,000
   9,200     ABAG Finance Authority for Nonprofit Corporations
               Certificates of Participation(Lucile Salter Packard
               Project).............................................            A                 3.150                9,200,000
   6,050     Acalanes Union High School District Tax and Revenue
               Anticipation Notes...................................         06/30/00             3.500                6,058,712
  10,550     Alameda Contra Costa Schools Financing Authority
               Certificates of Participation
               (Capital Improvement Financing Project Series).......            A                 3.700               10,550,000
   4,000     Alameda Contra Costa Schools Financing Authority
               Certificates of Participation
               (Capital Improvements Financing Projects-Series A)...            A                 3.400                4,000,000
   4,550     Alameda Contra Costa Schools Financing Authority
               Certificates of Participation
               (Capital Improvement Financing Projects-Series C)....            A                 3.400                4,550,000

PAINEWEBBER RMA CALIFORNIA MUNICIPAL MONEY FUND

PRINCIPAL
 AMOUNT
  (000)                                                                   MATURITY DATES       INTEREST RATES         VALUE
---------                                                              --------------------   ----------------    --------------

MUNICIPAL BONDS AND NOTES--(CONTINUED)

$  5,040     Alameda Contra Costa Schools Financing Authority
               Certificates of Participation
               (Capital Improvement Financing Projects-Series D)....            A                 3.700%          $    5,040,000
   1,000     Alameda County Certificates of Participation
               (Refunding and Capital Projects).....................         12/01/99             4.000                1,004,508
  17,400     Anaheim Certificates of Participation
               (1993 Refunding Projects)............................            A                 3.250               17,400,000
   6,000     Butte County Office of Education Tax and Revenue
               Anticipation Notes...................................         10/15/99             4.000                6,013,661
   3,000     Central Valley School Districts Financing Authority
               (Series A)...........................................         02/01/00             5.650                3,044,763
   4,000     Foothill/Eastern Corridor Agency Toll Road Revenue
               (Series E)...........................................            A                 3.350                4,000,000
   5,200     Golden Empire Schools Financing Authority
               (Kern High School District-Series A).................            A                 3.250                5,200,000
   7,200     Huntington Beach Multi-Family Housing Revenue Bonds
               (RiverMeadow Apartments Project-Series B)............            A                 3.200                7,200,000
   7,350     Irvine Improvement Bond Act 1915 Updates Assessment
               District 85-7-I......................................            A                 3.100                7,350,000
  17,400     Irvine Public Facilities and Infrastructure Authority
               (Capital Improvement Projects).......................            A                 3.400               17,400,000
     300     Irvine Ranch Water District
               (Consolidated Refunding Series A)....................            A                 3.150                  300,000
   1,000     Irvine Ranch Water District Certificates of
               Participation
               (Capital Improvement Project)........................            A                 3.700                1,000,000
   2,000     Los Angeles Community College District
               Tax and Revenue Anticipation Notes...................         07/29/99             4.250                2,000,932
   2,900     Los Angeles Community Redevelopment Agency
               Multi-Family Housing Revenue Bonds
               (Grand Promenade Project)............................            A                 3.550                2,900,000
   1,795     Los Angeles County Capital Asset Leasing Corporation...         12/01/99             5.100                1,810,517
   5,000     Los Angeles County Pension Obligation (Series B).......            A                 3.250                5,000,000
  14,100     Los Angeles County Pension Obligation (Series C).......            A             2.550 to 3.250          14,100,000
   1,945     Los Angeles County Schools Regionalized Business
               Services Certificates of Participation
               (Local Educational Agency Pooled Capital Projects
               A)...................................................         03/01/00             4.750                1,969,759
   3,000     Los Angeles County Tax and Revenue Anticipation
               Notes................................................         06/30/00             4.000                3,019,680
  13,400     Los Angeles Multi-Family Housing Revenue Bonds
               (Museum Terrace Apartments-Series H).................            A                 3.550               13,400,000
   3,480     Los Angeles Unified School District Certificates
               of Participation (Belmont Learning Complex-Series
               A)...................................................            A                 3.000                3,480,000
   1,000     Los Angeles Wastewater Systems Revenue (Series A)......         02/01/00             7.000                1,043,733
  13,900     M-S-R Public Power Agency San Juan Project
               Revenue Bonds (Series D).............................            A                 3.250               13,900,000
   8,200     M-S-R Public Power Agency San Juan Project
               Revenue Bonds (Series E).............................            A                 3.250                8,200,000
   2,000     Metropolitan Water District of Southern California
               Waterworks Revenue Bonds (Series C)..................            A                 3.500                2,000,000
   6,795     Moorpark Industrial Development Authority
               (Fred Kavli and Kavlico Corporation).................            A                 3.550                6,795,000
   1,000     Murrieta Valley Unified School District................         09/01/99             7.500                1,007,189
  12,200     Oakland Joint Powers Financing Authority (Series
               A-1).................................................            A                 3.400               12,200,000

PAINEWEBBER RMA CALIFORNIA MUNICIPAL MONEY FUND

PRINCIPAL
 AMOUNT
  (000)                                                                   MATURITY DATES       INTEREST RATES         VALUE
---------                                                              --------------------   ----------------    --------------

MUNICIPAL BONDS AND NOTES--(CONTINUED)

$  5,000     Oakland Unified School District Alameda County
               Tax and Revenue Anticipation Notes...................         11/09/99             3.250%          $    5,007,846
   4,000     Orange County Apartment Development Revenue Bonds
               (Monarch Bay Apartments Project-Issue-T).............            A                 3.550                4,000,000
   6,040     Orange County Apartment Development Revenue Bonds
               (Niguel Summit 2-Series B)...........................            A                 3.400                6,040,000
   6,625     Orange County Apartment Development Revenue Bonds
               (Niguel Village-Issue AA)............................            A                 3.150                6,625,000
   1,700     Orange County Housing Authority Multi-Family
               Apartment Development Revenue Bonds
               (Lantern Pines Project-Series CC)....................            A                 3.150                1,700,000
   1,320     Pasadena Unified School District (Series A)............         05/01/00             4.750                1,337,195
   2,000     Petaluma City Joint Union High School District
               Tax and Revenue Anticipation Notes...................         06/30/00             3.500                2,004,820
   1,540     Petaluma City School District Tax and Revenue
               Anticipation Notes...................................         06/30/00             3.500                1,543,711
   2,400     Pomona Redevelopment Agency Multi-Family
               Housing Revenue Bonds
               (Park and Plaza Apartments-Series A).................            A                 3.600                2,400,000
   1,110     Porterville Tax and Revenue Anticipation Notes.........         06/30/00             3.750                1,114,607
   2,750     Rancho Cucamonga Redevelopment Agency
               Tax Allocation Bond..................................         09/01/99             7.125                2,821,891
   9,985     Redlands Certificates of Participation
               (Water Treatment Facilities Project).................            A                 3.300                9,985,000
   5,400     Redondo Beach Redevelopment Agency
               Multi-Family Revenue Bonds
               (McCandless Senior Housing Project A)................            A                 3.400                5,400,000
   5,000     Riverside County Tax and Revenue Anticipation Notes....         09/30/99             4.500                5,014,401
  16,390     Sacramento County Certificates of Participation
               (Administration Center and Courthouse Project).......            A                 3.350               16,390,000
     100     San Bernardino County Certificates of Participation
               (County Center Refinancing Project)..................            A                 3.300                  100,000
   6,000     San Bernardino County Certificates of Participation
               (Medical Center Financing Project)...................            A                 3.300                6,000,000
   2,500     San Bernardino County Tax and Revenue
               Anticipation Notes...................................         09/30/99             4.500                2,509,400
   1,640     San Diego Unified School District Tax and Revenue
               Anticipation Notes (Series A)........................         10/01/99             4.500                1,646,130
   2,500     San Francisco City and County Multi-Family Housing
               Revenue Bonds (Winterland Project-85-C)..............            A                 3.350                2,500,000
   1,970     San Francisco City and County Redevelopment
               Agency Multi-Family Housing Revenue Bonds
               (Rincon Center-Project B)............................            A                 3.350                1,970,000
   2,100     San Francisco City and County Redevelopment
               Financing Authority (Yerba Buena Garden).............            A                 3.250                2,100,000
   4,000     San Francisco City and County Unified School District
               Tax and Revenue Anticipation Notes...................         09/22/99             4.500                4,009,735
   6,000     San Jose Redevelopment Agency Revenue Bonds
               (Merged Area Redevelopment Project-Series A).........            A                 3.100                6,000,000

PAINEWEBBER RMA CALIFORNIA MUNICIPAL MONEY FUND

PRINCIPAL
 AMOUNT
  (000)                                                                   MATURITY DATES       INTEREST RATES         VALUE
---------                                                              --------------------   ----------------    --------------

MUNICIPAL BONDS AND NOTES--(CONCLUDED)

$  4,700     San Jose Redevelopment Agency Revenue Bonds
               (Merged Area Redevelopment Project-Series B).........            A                 3.100%          $    4,700,000
   1,600     San Leandro Multi-Family Revenue
               (Haas Avenue Apartments-Issue B).....................            A                 3.550                1,600,000
   4,800     San Luis Coastal Unified School District Project
               Notes................................................         08/25/99             4.000                4,803,633
   2,450     San Luis Coastal Unified School District Tax and
               Revenue Anticipation Notes...........................         08/25/99             4.000                2,451,855
   1,720     Santa Ana Housing Authority Multi-Family Housing
               Revenue Bonds (Harbor Pointe Apartments-Series A)....            A                 3.550                1,720,000
   2,938     Santa Clara County El Camino Hospital District
               Hospital Facilities Authority
               (Aces Lease Valley Medical Center Project-Series
               A)...................................................            A                 3.250                2,938,000
  10,000     Santa Clara County El Camino Hospital District
               Hospital Facilities Authority
               (Aces Lease Valley Medical Center Project-Series
               B)...................................................            A                 3.250               10,000,000
   4,000     Santa Clara County Tax and Revenue Anticipation
               Notes................................................         10/01/99             4.500                4,014,780
  19,100     Santa Clara Financing Authority
               (VMC Facility Replacement Project B).................            A                 3.100               19,100,000
   4,120     Simi Valley Public Financing Authority.................            A                 3.100                4,120,000
   5,000     Solano County Tax and Revenue Anticipation Notes
               (Series B)...........................................         12/15/99             3.500                5,012,216
  11,100     Southern Public Power Authority Project Revenue Bonds
               (Palo Verde Project-Series C)........................            A                 3.250               11,100,000
   6,000     Southern Public Power Authority Transmission Project
               Revenue Bonds (Southern Transmission)................            A                 3.250                6,000,000
  10,000     Ventura County Trans...................................         07/01/99             3.550               10,000,000
   3,385     Visalia Public Financing Authority Revenue Bonds
               (Golf Course Improvement)............................            A                 3.600                3,385,000
   4,000     West Basin Municipal Water District Revenue
               Certificates of Participation (Series A).............            A                 3.200                4,000,000
   3,010     Westminster Certificates of Participation
               (Civic Center Project-Series B)......................            A                 3.450                3,010,000
   3,500     Yucaipa Calimesa Joint Unified School District
               Tax and Revenue Anticipation Notes...................         06/30/00             4.000                3,520,230
   4,485     Puerto Rico Commonwealth...............................         07/01/99             5.500                4,485,000
  12,000     Puerto Rico Commonwealth Tax and Revenue
               Anticipation Notes (Series A)........................         07/30/99             3.500               12,005,903
   1,400     Puerto Rico Electric Power Authority (Series P)........         07/01/99             6.400                1,400,000
                                                                                                                  --------------
Total Municipal Bonds And Notes (cost--$506,624,185)................                                                 506,624,185
                                                                                                                  --------------

TAX-EXEMPT COMMERCIAL PAPER--15.16%
  11,000     California State General Obligation....................   08/02/99 to 08/11/99   2.900 to 3.000          11,000,000
   8,335     California Department of Water Resources...............   08/09/99 to 09/08/99   2.950 to 3.100           8,335,000
   1,600     California Pollution Control Financing Authority
               (Dow Chemical Company Project).......................         08/12/99             3.150                1,600,000
   3,600     Anaheim Electric Authority.............................         08/05/99             2.700                3,600,000
   4,500     Los Angeles Department of Water and Power..............   08/19/99 to 09/08/99   2.900 to 3.050           4,500,000
   6,500     Modesto Irrigation District............................         08/16/99             3.000                6,500,000
   2,000     Orange County Municipal Water District.................         08/20/99             3.000                2,000,000
   6,700     San Diego California Unified Port Authority (Series
               B)...................................................   08/12/99 to 09/14/99       3.000                6,700,000

PAINEWEBBER RMA CALIFORNIA MUNICIPAL MONEY FUND

PRINCIPAL
 AMOUNT
  (000)                                                                   MATURITY DATES       INTEREST RATES         VALUE
---------                                                              --------------------   ----------------    --------------

TAX-EXEMPT COMMERCIAL PAPER--(CONCLUDED)

$  8,000     San Diego Industrial Development (San Diego Electric
               and Gas).............................................   07/13/99 to 09/10/99   2.950 to 3.000%     $    8,000,000
  34,943     Puerto Rico Commonwealth Government Development Bank...   07/20/99 to 10/13/99   2.900 to 3.300          34,943,000
                                                                                                                  --------------
Total Tax-Exempt Commercial Paper (cost--$87,178,000)...............                                                  87,178,000
                                                                                                                  --------------
Total Investments (cost--$593,802,185 which approximates cost for
  federal income tax purposes)--103.22%.............................                                                 593,802,185
Liabilities in excess of other assets--(3.22)%......................                                                 (18,506,577)
                                                                                                                  --------------
Net Assets (applicable to 575,767,300 shares of beneficial interest
  at $1.00 per share)--100.00%......................................                                              $  575,295,608
                                                                                                                  --------------
                                                                                                                  --------------

-----------------

A -- Variable rate demand notes are payable on demand. The interest rates shown are the current rates as of June 30, 1999 and reset periodically.

                       Weighted average maturity--37 days

                 See accompanying notes to financial statements

PAINEWEBBER RMA NEW YORK MUNICIPAL MONEY FUND

STATEMENT OF NET ASSETS                                            JUNE 30, 1999

PRINCIPAL
 AMOUNT
  (000)                                                              MATURITY DATES       INTEREST RATES          VALUE
---------                                                         --------------------   -----------------    -------------
MUNICIPAL BONDS AND NOTES--82.70%
$  7,985     New York State....................................   09/15/99 to 11/15/99    4.250 to 7.800%     $   8,077,172
   9,340     New York State Certificates of Participation......   08/01/99 to 09/01/99    4.000 to 6.250          9,348,906
   2,900     New York State Dormitory Authority (City
               University 3rd General Resources Series 2)......         07/01/99               4.000              2,900,000
     700     New York State Dormitory Authority (Cornell
               University).....................................            A                   3.400                700,000
   1,800     New York State Dormitory Authority (Rockefeller
               University Series A)............................            A                   3.300              1,800,000
   2,580     New York State Dormitory Authority Revenues
               (Hospital Insured Mortgage Series A)............         02/15/00               4.750              2,607,510
   9,932     New York State Dormitory Authority Revenues
               (Metropolitan Museum of Art)....................            A                   3.250              9,932,000
   7,530     New York State Dormitory Authority Revenues (State
               University Educational Series B)................         05/15/00          7.250 to 7.375          7,945,009
   7,000     New York State Energy Research & Development
               Authority (Central Hudson Gas & Electric).......            A                   3.500              7,000,000
   1,600     New York State Energy Research & Development
               Authority (Niagara Mohawk)......................            A                   3.450              1,600,000
  17,200     New York State Energy Research & Development
               Authority Pollution Control Revenue (Orange and
               Rockland Project A).............................            A                   3.100             17,200,000
  13,900     New York State Energy Research & Development
               Authority Pollution Control Revenue (Rochester
               Gas & Electricity)..............................            A                   3.100             13,900,000
   8,190     New York State Energy Research and Development
               Authority Gas Facilities Revenue (Brooklyn Union
               Gas Company Series A1)..........................            A                   3.350              8,190,000
   3,640     New York State Housing Finance Agency (Hospital
               Special Surgery Staff)..........................            A                   3.200              3,640,000
   3,900     New York State Housing Finance Agency (Mount Sinai
               Medical Center Project).........................            A                   3.500              3,900,000
  13,800     New York State Housing Finance Agency (Normandie
               Court I Project)................................            A                   3.200             13,800,000
   9,500     New York State Housing Finance Agency Service
               Contract Obligation Revenue Series A............            A                   3.350              9,500,000
  17,990     New York State Local Government Assistance
               Corporation.....................................            A              3.000 to 3.600         17,990,000
  14,555     New York State Medical Facilities Financing Agency
               (Pooled Equipment Loan Program).................            A                   3.150             14,555,000
   4,000     Port Authority of New York and New Jersey.........            A                   3.600              4,000,000
   2,290     Albany Industrial Development Agency (Vulcan
               Investors)......................................            A                   3.850              2,290,000
  11,300     Babylon New York Industrial Development Agency
               Resources (Ogden Martin Project)................            A                   3.100             11,300,000
   1,900     Chemung County Industrial Development Agency
               (Arnot Ogden Medical Center)....................            A                   3.350              1,900,000
   4,850     Erie County Water Authority.......................            A                   3.100              4,850,000
   1,520     Great Neck North Water Authority Systems..........            A                   3.350              1,520,000
   2,150     Islip New York Bond Anticipation Notes............         07/22/99               4.000              2,150,417
     100     Nassau County New York Industrial Development
               Agency Civic Facility (Winthrop University
               Hospital Association)...........................            A                   3.400                100,000
  12,160     New York City.....................................            A              3.350 to 4.000         12,160,000
   1,000     New York City Series B............................         06/01/00               8.000              1,042,252
  13,655     New York City Health and Hospital Corporation
               Revenue (Health Systems)........................            A                   3.350             13,655,000
   4,450     New York City Housing Development Corp. (Columbus
               Gardens)........................................            A                   3.250              4,450,000
   1,500     New York City Housing Development Corp. (James
               Tower Project)..................................            A                   3.150              1,500,000
   2,550     New York City Housing Development Corp. (Upper
               Fifth Avenue Project)...........................            A                   3.500              2,550,000
   2,900     New York City Industrial Development Agency
               (Calhoun School)................................            A                   3.450              2,900,000

PAINEWEBBER RMA NEW YORK MUNICIPAL MONEY FUND

PRINCIPAL
 AMOUNT
  (000)                                                              MATURITY DATES       INTEREST RATES          VALUE
---------                                                         --------------------   -----------------    -------------

MUNICIPAL BONDS AND NOTES--(CONCLUDED)

$  2,400     New York City Municipal Water Finance Authority...            A                  3.700%          $   2,400,000
  16,300     New York City Transitional Finance Authority
               Future Tax Secured Series A&C...................            A              3.350 to 3.500         16,300,000
   1,050     New York City Transitional Finance Authority
               Future Tax Secured Series B.....................         11/15/99               4.000              1,053,654
   5,840     New York City Trust for Cultural Resources
               (American Museum of Natural History)............            A                   3.100              5,840,000
   3,400     New York City Trust for Cultural Resources
               (Carnegie Hall).................................            A                   3.450              3,400,000
     300     New York City Trust for Cultural Resources
               (Soloman R Guggenheim)..........................            A                   3.350                300,000
   4,100     Niagara Falls Toll Bridge Commission..............            A                   3.100              4,100,000
   1,395     North Hempstead...................................         09/01/99               4.500              1,398,469
   5,970     Oyster Bay Revenue Anticipation Notes Series A....   12/01/99 to 01/28/00    3.500 to 4.400          5,994,702
   3,500     Pelham Union Free School District Tax Anticipation
               Notes...........................................         11/16/99               3.750              3,503,780
   4,400     Riverhead Central School District Tax Anticipation
               Notes...........................................         06/23/00               3.750              4,406,364
   5,600     Rotterdam Industrial Development Agency (Rotterdam
               Industrial Park Project)........................            A                   3.600              5,600,000
   1,470     Seneca County Industrial Development Agency Civic
               Facility (New York Chiropractic College)........            A                   3.700              1,470,000
   4,500     Shenendehowa Center School District Revenue
               Anticipation Notes..............................         06/30/00               4.100              4,505,760
  16,165     Suffolk County Water Authority Bond Anticipation
               Notes...........................................            A                   3.200             16,165,000
   8,987     Yonkers Industrial Development Agency (Consumers
               Union Facility).................................            A                   3.400              8,987,000
   2,000     Puerto Rico Commonwealth Tax & Revenue
               Anticipation Notes Series A.....................         07/30/99               3.500              2,000,442
                                                                                                              -------------
Total Municipal Bonds And Notes (cost--$308,378,437)...........                                                 308,378,437
                                                                                                              -------------

TAX-EXEMPT COMMERCIAL PAPER--19.47%
   4,000     New York State....................................   08/18/99 to 09/07/99    3.100 to 3.250          4,000,000
   2,000     New York State Environment Series 1997 A..........         07/28/99               3.150              2,000,000
  12,100     New York State Power Authority....................   07/08/99 to 09/08/99    3.000 to 3.100         12,100,000
  11,500     Long Island Power Authority Series 4..............   08/13/99 to 08/23/99    3.100 to 3.200         11,500,000
  20,200     Metropolitan Transportation Authority.............   07/23/99 to 10/15/99    2.950 to 3.200         20,200,000
   8,300     New York City.....................................   08/09/99 to 08/19/99    2.800 to 3.200          8,300,000
  12,000     New York City Municipal Water Finance Authority...   07/20/99 to 09/20/99    3.200 to 3.450         12,000,000
   2,500     Puerto Rico Commonwealth Government Development
               Bank............................................         07/29/99               3.150              2,500,000
                                                                                                              -------------
Total Tax-Exempt Commercial Paper (cost--$72,600,000)..........                                                  72,600,000
                                                                                                              -------------
Total Investments (cost--$380,978,437 which approximates cost
  for federal income tax purposes)--102.17%....................                                                 380,978,437
Liabilities in excess of other assets--(2.17)%.................                                                  (8,098,715)
                                                                                                              -------------
Net Assets (applicable to 373,084,159 shares of beneficial
  interest at $1.00 per share)--100.00%........................                                               $ 372,879,722
                                                                                                              -------------
                                                                                                              -------------

-----------------

A -- Variable Rate Demand Notes are payable on demand. The interest rates shown are the current rates as of June 30, 1999 and reset periodically.

                      Weighted average maturity--39 days.

                 See accompanying notes to financial statements

PAINEWEBBER RMA NEW JERSEY MUNICIPAL MONEY FUND

STATEMENT OF NET ASSETS                                            JUNE 30, 1999

PRINCIPAL
 AMOUNT
  (000)                                                              MATURITY DATES       INTEREST RATES         VALUE
---------                                                         --------------------   ----------------    -------------
MUNICIPAL BONDS AND NOTES--85.56%
$  1,400     New Jersey State..................................   09/15/99 to 04/01/00   6.250 to 7.000%     $   1,416,413
   2,500     New Jersey State Turnpike Authority...............            A                  3.100              2,500,000
   1,435     New Jersey State Turnpike Authority Turnpike
               Revenue Series A................................         01/01/00              5.600              1,449,379
     450     New Jersey Economic Development Authority.........            A                  3.650                450,000
   1,175     New Jersey Economic Development Authority
               (Brach/Jersey Avenue Project)...................            A                  3.250              1,175,000
   1,815     New Jersey Economic Development Authority (Church
               and Dwight Company Project).....................            A                  3.400              1,815,000
   2,000     New Jersey Economic Development Authority (Curtiss
               Wright Flight)..................................            A                  3.350              2,000,000
   1,200     New Jersey Economic Development Authority
               (Natuaral Gas)..................................            A                  3.300              1,200,000
     200     New Jersey Economic Development Authority (W.Y.
               Plastic Products Corporation Project)...........            A                  3.200                200,000
     405     New Jersey Economic Development Authority Economic
               Development Revenue Kenwood USA Corporation
               Project.........................................            A                  3.500                405,000
   1,145     New Jersey Economic Development Authority Economic
               Development Revenue Nash Group 1985 Project.....            A                  3.350              1,145,000
   1,650     New Jersey Economic Development Authority Economic
               Development Revenue Danic Urban Renewal.........            A                  3.150              1,650,000
     200     New Jersey Economic Development Authority Natural
               Gas Facilities Revenue Refunding New Jersey
               Natural Gas Company Project Series A............            A                  3.100                200,000
   1,000     New Jersey Economic Development Authority Natural
               Gas Facilities Revenue Refunding New Jersey
               Natural Gas Company Project Series B............            A                  3.150              1,000,000
   2,700     New Jersey Economic Development Authority
               Pollution Control Revenue Refunding Public
               Service Electric And Gas Company A..............            A                  3.050              2,700,000
     885     New Jersey Economic Development Authority Revenue
               County Series B.................................            A                  3.350                885,000
     815     New Jersey Economic Development Authority Revenue
               County Series D-1...............................            A                  3.400                815,000
     900     New Jersey Economic Development Authority Revenue
               (Foreign Trade Zone Project)....................            A                  3.250                900,000
     100     New Jersey Economic Development Authority Revenue
               (Hoffman Louisiana Roche Incorporated
               Project)........................................            A                  3.650                100,000
   2,000     New Jersey Economic Development Authority Revenue
               Job Haines Home Project.........................            A                  3.250              2,000,000
     350     New Jersey Economic Development Authority Revenue
               (St. James Prep Society Service Project)........            A                  3.500                350,000
     900     New Jersey Economic Development Authority Revenue
               Refunding Stolthaven Project Series A...........            A                  3.600                900,000
   1,000     New Jersey Economic Development Authority Thermal
               Energy Facilities Revenue (Thermal Energy
               Limited Partnership)............................            A                  3.300              1,000,000
   1,900     New Jersey Economic Development Authority Water
               Facilities Revenue (Elizabethtown Water Company
               Project A)......................................            A                  3.300              1,900,000
   1,000     New Jersey Economic Development Authority Water
               Facilities Revenue (Thermal Energy Limited
               Partnership)....................................            A                  3.300              1,000,000
     500     New Jersey Educational Facilities Authority
               College Of New Jersey Series A..................            A                  2.850                500,000
     600     Port Authority of New York and New Jersey.........            A                  3.650                600,000
     900     Port Authority of New York and New Jersey.........            A                  3.650                900,000
   1,150     Bergen County.....................................         11/15/99              4.000              1,154,857
     240     Elizabeth New Jersey Improvement..................         12/01/99              7.900                244,725
     800     Essex County Bond Anticipation Notes..............         12/15/99              3.500                801,471
   1,400     Essex County Improvement Authority Revenue........            A                  3.100          1,400,000

PAINEWEBBER RMA NEW JERSEY MUNICIPAL MONEY FUND

PRINCIPAL
 AMOUNT
  (000)                                                              MATURITY DATES       INTEREST RATES         VALUE
---------                                                         --------------------   ----------------    -------------

MUNICIPAL BONDS AND NOTES--(CONCLUDED)

$    500     Essex County New Jersey Refunding Series A........         07/15/99              4.500%         $     500,216
     170     Freehold Borough New Jersey.......................         08/01/99              4.550                170,109
   1,000     Jefferson Township New Jersey Bond Anticipation
               Notes...........................................         02/17/00              3.250              1,001,595
     505     Lakewood Township General Improvement.............         01/15/00              4.625                508,382
     275     Lodi New Jersey...................................         04/15/00              3.300                277,115
     225     Medford Township New Jersey Refunding.............         09/01/99              4.200                225,297
   1,000     Mercer County Improvement Authority Revenue
               (Atlantic Foundation & Johnson).................            A                  3.000              1,000,000
     450     Middlesex County New Jersey.......................            A                  4.375                450,121
   1,000     Monmouth County Improvement Authority Revenue
               (Pooled Government Loan Program)................            A                  3.200              1,000,000
   1,900     Montclair Township New Jersey.....................         01/21/00              3.500              1,905,150
     350     Morris County General Improvement.................         08/15/99              4.500                350,442
   1,000     Newark Board of Education New Jersey..............         12/15/99              5.875              1,012,764
     700     Ocean County New Jersey...........................         12/01/99              4.250                703,383
   1,000     Ocean County New Jersey...........................         04/15/00              6.375              1,024,101
   1,065     Patterson New Jersey General Improvement..........         01/15/00              4.550              1,073,144
     500     Princeton Township New Jersey.....................         07/01/00              4.500                504,760
     200     Pennsauken Township New Jersey....................         07/15/99              4.375                200,054
     290     Roxbury Township New Jersey Refunding.............         08/01/99              4.600                290,215
     400     Salem County Pollution Control Financing (Atlantic
               City Electric B)................................            A                  3.300                400,000
     500     Salem County Pollution Control Financing (Electric
               And Gas)........................................            A                  3.600                500,000
   1,560     Somerset County New Jersey........................         12/01/99              4.375              1,568,792
   1,000     South Jersey Transportation Authority New Jersey
               Subordinated Bond Anticipation Notes............         11/03/99              2.950              1,000,000
     299     Trenton New Jersey................................         09/15/99              4.000                299,363
     850     Trenton New Jersey................................         09/15/99              4.375                851,680
     600     Union County Pollution Control Finance Authority
               (Exxon Corporation).............................            A                  3.150                600,000
   1,000     Woodbridge Township New Jersey Bond Anticipation
               Notes...........................................         07/30/99              4.000              1,000,314
     700     Puerto Rico Commonwealth Tax & Revenue
               Anticipation Notes Series A.....................         07/30/99              3.500                700,382
                                                                                                             -------------
Total Municipal Bonds and Notes (cost--$53,874,224)............                                                 53,874,224
                                                                                                             -------------

TAX-EXEMPT COMMERCIAL PAPER--14.30%
   3,200     New Jersey Economic Development Authority.........   07/12/99 to 08/09/99    2.900 to 3.100         3,200,000
   1,000     New Jersey Educational Facilities Authority Series
               A...............................................         08/05/99              2.900              1,000,000
     300     Port Authority of New York and New Jersey.........         10/20/99              3.250                300,000
   4,508     Puerto Rico Commonwealth Government Development
               Bank............................................   07/13/99 to 10/07/99    3.100 to 3.300         4,508,000
                                                                                                             -------------
Total Tax-Exempt Commercial Paper (cost--$9,008,000)...........                                                  9,008,000
                                                                                                             -------------
Total Investments (cost--$62,882,224 which approximates cost
  for federal income tax purposes)--99.86%.....................                                                 62,882,224
 Other assets in excess of liabilities--0.14%..................                                                     89,831
                                                                                                             -------------
Net Assets (applicaple to 62,976,792 shares of beneficial
  interest at $1.00 per share)--100.00%........................                                              $  62,972,055
                                                                                                             -------------
                                                                                                             -------------

---------------

A -- Variable Rate Demand Notes are payable on demand. The interest rates are the current rates as of June 30, 1999 and reset periodically.

                       Weighted average maturity--58 days

                 See accompanying notes to financial statements

PAINEWEBBER

STATEMENTS OF OPERATIONS

                                                                        FOR THE YEAR ENDED JUNE 30, 1999
                                               -----------------------------------------------------------------------------------
                                               MONEY MARKET   U.S. GOVERNMENT       RMA           RMA          RMA         RMA
                                                 PORTFOLIO       PORTFOLIO        TAX-FREE    CALIFORNIA    NEW YORK    NEW JERSEY
                                               -------------  ---------------   ------------  -----------  -----------  ----------
INVESTMENT INCOME:
Interest.....................................  $ 665,838,912   $ 69,055,336     $ 81,808,745  $18,221,709  $12,837,315  $1,995,705
                                               -------------  ---------------   ------------  -----------  -----------  ----------

EXPENSES:
Investment advisory and administration.......     63,667,860      5,807,770       10,937,156    2,901,051    1,999,790    325,942
Transfer agency and related services fees....      7,688,303        399,907          464,671      162,299       42,530     40,505
Custody and accounting.......................      1,279,473        140,827          170,862       81,842       23,361     19,019
Federal and state registration...............        890,286         77,053           80,617       38,297       27,560     23,614
Reports and notices to shareholders..........        781,796         52,792           79,938       54,960       16,845     15,040
Legal and audit..............................        289,910         82,047           90,419       70,922       40,875     40,330
Insurance....................................        270,822         32,017           34,500       14,444        4,168      3,771
Director's/Trustees' fees....................         10,500         10,500           10,500       10,500       10,500     10,500
Distribution fees............................       --            1,745,753        3,172,622      773,026      516,986     78,224
Other expenses...............................         68,931          6,726            2,860       15,134          996     20,615
                                               -------------  ---------------   ------------  -----------  -----------  ----------
                                                  74,947,881      8,355,392       15,044,145    4,122,475    2,683,611    577,560
                                               -------------  ---------------   ------------  -----------  -----------  ----------
Net investment income........................    590,891,031     60,699,944       66,764,600   14,099,234   10,153,704  1,418,145
NET REALIZED GAINS (LOSSES) FROM INVESTMENT
  TRANSACTIONS...............................        669,851          2,334           47,717        1,210       11,853         (2)
                                               -------------  ---------------   ------------  -----------  -----------  ----------
NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS.................................  $ 591,560,882   $ 60,702,278     $ 66,812,317  $14,100,444  $10,165,557  $1,418,143
                                               -------------  ---------------   ------------  -----------  -----------  ----------
                                               -------------  ---------------   ------------  -----------  -----------  ----------

                 See accompanying notes to financial statements

PAINEWEBBER

STATEMENTS OF CHANGES IN NET ASSETS

                                                                       FOR THE YEARS ENDED
                                                                             JUNE 30,
                                                              --------------------------------------
                                                                    1999                 1998
                                                              -----------------   ------------------
PAINEWEBBER RMA MONEY MARKET PORTFOLIO
FROM OPERATIONS:
Net investment income.......................................  $    590,891,031     $    517,926,380
Net realized gains (losses) from investment transactions....           669,851             (249,926)
                                                              -----------------   ------------------
Net increase in net assets resulting from operations........       591,560,882          517,676,454
                                                              -----------------   ------------------
DIVIDENDS TO SHAREHOLDERS FROM:
Net investment income.......................................      (590,891,031)        (517,926,380)
                                                              -----------------   ------------------
Net increase in net assets from capital share
  transactions..............................................     2,310,244,447        2,462,420,689
                                                              -----------------   ------------------
Net increase in net assets..................................     2,310,914,298        2,462,170,763
NET ASSETS:
Beginning of year...........................................    11,135,225,816        8,673,055,053
                                                              -----------------   ------------------
End of year.................................................  $ 13,446,140,114     $ 11,135,225,816
                                                              -----------------   ------------------
                                                              -----------------   ------------------
PAINEWEBBER RMA U.S. GOVERNMENT PORTFOLIO
FROM OPERATIONS:
Net investment income.......................................  $     60,699,944     $     57,988,087
Net realized gains from investment transactions.............             2,334               30,199
                                                              -----------------   ------------------
Net increase in net assets resulting from operations........        60,702,278           58,018,286
                                                              -----------------   ------------------
DIVIDENDS TO SHAREHOLDERS FROM:
Net investment income.......................................       (60,699,944)         (57,988,087)
                                                              -----------------   ------------------
Net increase in net assets from capital share
  transactions..............................................       175,015,861           95,678,845
                                                              -----------------   ------------------
Net increase in net assets..................................       175,018,195           95,709,044
NET ASSETS:
Beginning of year...........................................     1,179,575,474        1,083,866,430
                                                              -----------------   ------------------
End of year.................................................  $  1,354,593,669     $  1,179,575,474
                                                              -----------------   ------------------
                                                              -----------------   ------------------
PAINEWEBBER RMA TAX-FREE FUND, INC.
FROM OPERATIONS:
Net investment income.......................................  $     66,764,600     $     70,544,816
Net realized gains from investment transactions.............            47,717               83,532
                                                              -----------------   ------------------
Net increase in net assets resulting from operations........        66,812,317           70,628,348
                                                              -----------------   ------------------
DIVIDENDS TO SHAREHOLDERS FROM:
Net investment income.......................................       (66,764,600)         (70,544,816)
                                                              -----------------   ------------------

Net increase in net assets from capital share
  transactions..............................................       152,921,293          205,965,855
                                                              -----------------   ------------------
Net increase in net assets..................................       152,969,010          206,049,387
NET ASSETS:
Beginning of year...........................................     2,271,968,903        2,065,919,516
                                                              -----------------   ------------------
End of year.................................................  $  2,424,937,913     $  2,271,968,903
                                                              -----------------   ------------------
                                                              -----------------   ------------------

                 See accompanying notes to financial statements

PAINEWEBBER

STATEMENTS OF CHANGES IN NET ASSETS (CONCLUDED)

                                                                       FOR THE YEARS ENDED
                                                                             JUNE 30,
                                                              --------------------------------------
                                                                    1999                 1998
                                                              -----------------   ------------------
PAINEWEBBER RMA CALIFORNIA MUNICIPAL MONEY FUND
FROM OPERATIONS:
Net investment income.......................................    $  14,099,234       $  16,004,965
Net realized gains from investment transactions.............            1,210              22,739
                                                              -----------------   ------------------
Net increase in net assets resulting from operations........       14,100,444          16,027,704
                                                              -----------------   ------------------
DIVIDENDS TO SHAREHOLDERS FROM:
Net investment income.......................................      (14,099,234)        (16,004,965)
                                                              -----------------   ------------------
Net increase in net assets from beneficial interest
  transactions..............................................        8,337,126          74,019,188
                                                              -----------------   ------------------
Net increase in net assets..................................        8,338,336          74,041,927
NET ASSETS:
Beginning of year...........................................      566,957,272         492,915,345
                                                              -----------------   ------------------
End of year.................................................    $ 575,295,608       $ 566,957,272
                                                              -----------------   ------------------
                                                              -----------------   ------------------
PAINEWEBBER RMA NEW YORK MUNICIPAL MONEY FUND
FROM OPERATIONS:
Net investment income.......................................    $  10,153,704       $   9,918,367
Net realized gains from investment transactions.............           11,853               6,536
                                                              -----------------   ------------------
Net increase in net assets resulting from operations........       10,165,557           9,924,903
                                                              -----------------   ------------------
DIVIDENDS TO SHAREHOLDERS FROM:
Net investment income.......................................      (10,153,704)         (9,918,367)
                                                              -----------------   ------------------
Net increase in net assets from beneficial interest
  transactions..............................................       33,477,063          65,046,474
                                                              -----------------   ------------------
Net increase in net assets..................................       33,488,916          65,053,010
NET ASSETS:
Beginning of year...........................................      339,390,806         274,337,796
                                                              -----------------   ------------------
End of year.................................................    $ 372,879,722       $ 339,390,806
                                                              -----------------   ------------------
                                                              -----------------   ------------------
PAINEWEBBER RMA NEW JERSEY MUNICIPAL MONEY FUND
FROM OPERATIONS:
Net investment income.......................................    $   1,418,145       $   1,555,392
Net realized losses from investment transactions............               (2)               (111)
                                                              -----------------   ------------------
Net increase in net assets resulting from operations........        1,418,143           1,555,281
                                                              -----------------   ------------------
DIVIDENDS TO SHAREHOLDERS FROM:
Net investment income.......................................       (1,418,145)         (1,555,392)
                                                              -----------------   ------------------
Net increase (decrease) in net assets from beneficial
  interest transactions.....................................       14,692,667          (4,044,079)
                                                              -----------------   ------------------
Net increase (decrease) in net assets.......................       14,692,665          (4,044,190)
NET ASSETS:
Beginning of year...........................................       48,279,390          52,323,580
                                                              -----------------   ------------------
End of year.................................................    $  62,972,055       $  48,279,390
                                                              -----------------   ------------------
                                                              -----------------   ------------------

                 See accompanying notes to financial statements

NOTES TO FINANCIAL STATEMENTS

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

  PaineWebber RMA Money Fund, Inc. (the "Corporation") and PaineWebber RMA Tax-Free Fund, Inc. ("RMA Tax-Free") were organized under the laws of Maryland on July 2, 1982 and are registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as open-end management investment companies. RMA Tax-Free is a diversified mutual fund and the Corporation is a series mutual fund with three portfolios, each of which are diversified series: PaineWebber RMA Money Market Portfolio ("Money Market Portfolio"), PaineWebber RMA U.S. Government Portfolio ("U.S. Government Portfolio") and PaineWebber Retirement Money Fund. The financial statements of PaineWebber Retirement Money Fund are not included herein.

  PaineWebber Managed Municipal Trust ("Managed Municipal Trust") and PaineWebber Municipal Money Market Series ("Municipal Money Market Series") were organized under Massachusetts law by Declarations of Trust dated November 21, 1986 and September 14, 1990, respectively, and are registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as open-end management investment companies. Managed Municipal Trust currently offers two non-diversified series of shares: PaineWebber RMA California Municipal Money Fund ("RMA California") and PaineWebber RMA New York Municipal Money Fund ("RMA New York"). Municipal Money Market Series currently offers one non-diversified series of shares: PaineWebber RMA New Jersey Municipal Money Fund ("RMA New Jersey", and when referred together with Money Market Portfolio, U.S. Government Portfolio, RMA Tax-Free, RMA California and RMA New York collectively, the "Funds").

  The preparation of financial statements in accordance with generally accepted accounting principles requires the Funds' management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

  VALUATION AND ACCOUNTING FOR INVESTMENTS AND INVESTMENT INCOME--Investments are valued at amortized cost which approximates market value. Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on the accrual basis. Premiums are amortized and discounts are accreted as adjustments to interest income and the identified cost of investments.

  REPURCHASE AGREEMENTS--The Money Market Portfolio's and U.S. Government Portfolio's custodian takes possession of the collateral pledged for investments in repurchase agreements. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, each Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

  DIVIDENDS AND DISTRIBUTIONS--Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions is determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

NOTES TO FINANCIAL STATEMENTS

CONCENTRATION OF RISK

  The ability of the issuers of the debt securities held by the Funds to meet their obligations may be affected by economic developments, including those particular to a specific industry or region.

  Additionally, RMA California, RMA New York and RMA New Jersey follow an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting each state and certain of their public bodies and municipalities may affect the ability of issuers within each state to pay interest on, or repay principal of, municipal obligations held by each of those Funds.

INVESTMENT ADVISER AND ADMINISTRATOR

  Each Fund has entered into a board approved Investment Advisory and Administration Contract ("Advisory Contract") with PaineWebber Incorporated ("PaineWebber"), under which PaineWebber serves as investment adviser and administrator. In accordance with the Advisory Contract, each Fund pays PaineWebber an investment advisory and administration fee, which is accrued daily and paid monthly, in accordance with the following schedule:

                                                                          ANNUAL
AVERAGE DAILY NET ASSETS                                                   RATE
------------------------------------------------------------------------  ------
MONEY MARKET PORTFOLIO AND RMA NEW JERSEY:
All.....................................................................   0.50%

U.S. GOVERNMENT PORTFOLIO, RMA CALIFORNIA AND RMA NEW YORK:
Up to $300 million......................................................   0.50
In excess of $300 million up to $750 million............................   0.44
Over $750 million.......................................................   0.36

RMA TAX-FREE:
Up to $1.0 billion......................................................   0.50
In excess of $1.0 billion up to $1.5 billion............................   0.44
Over $1.5 billion.......................................................   0.36

  At June 30, 1999, the Funds owed PaineWebber for investment advisory and administration fees as follows:

Money Market Portfolio.............................................  $ 5,585,901
U.S. Government Portfolio..........................................      478,570
RMA Tax-Free.......................................................      896,716
RMA California.....................................................      242,634
RMA New York.......................................................      155,539
RMA New Jersey.....................................................       26,944

  Mitchell Hutchins Asset Management Inc. ("Mitchell Hutchins"), a wholly-owned asset management subsidiary of PaineWebber, serves as sub-adviser and sub-administrator of the Funds pursuant to a Sub-Advisory and Sub-Administration Contract between PaineWebber and Mitchell Hutchins. In accordance with the contract, PaineWebber (not the Funds) pays Mitchell Hutchins a fee, accrued daily and paid monthly, at an annual rate of 20% of the fee paid by the Funds to PaineWebber under the Advisory Contract.

DISTRIBUTION PLAN

  PaineWebber is the distributor of each Funds' shares. Under the plans of distribution, U.S. Government Portfolio, RMA Tax-Free, RMA California and RMA New York are authorized to pay PaineWebber a monthly service fee at the annual rate of up to 0.15% of average daily net assets and RMA New Jersey is authorized to pay at the annual rate of up

NOTES TO FINANCIAL STATEMENTS

to 0.12% of average daily net assets for providing certain shareholder services. Currently, PaineWebber is compensated for providing such services at the annual rate of 0.125% for each of those Funds except for RMA New Jersey which pays at the annual rate of 0.12%. No such fees are charged by PaineWebber for the similar services it provides for the Money Market Portfolio. At June 30, 1999, the Funds owed PaineWebber for such service fees as follows:

U.S. Government Portfolio............................................  $ 143,910
RMA Tax-Free.........................................................    259,990
RMA California.......................................................     64,727
RMA New York.........................................................     39,984
RMA New Jersey.......................................................      6,466

TRANSFER AGENCY AND RELATED SERVICES FEES

  PaineWebber provides transfer agency and related services to the Funds pursuant to a delegation of authority from PFPC, Inc., the Funds' transfer agent, and is compensated for these services by PFPC, Inc., not the Funds. For the year ended June 30, 1999, PaineWebber received an approximate percentage of total transfer agency and related service fees from PFPC, Inc., not the Funds, as follows:

Money Market Portfolio..................................................    54%
U.S. Government Portfolio...............................................    53%
RMA Tax-Free............................................................    52%
RMA California..........................................................    55%
RMA New York............................................................    52%
RMA New Jersey..........................................................    59%

OTHER LIABILITIES

  At June 30, 1999, the Funds had the following liabilities outstanding:

                                                                    PAYABLE FOR
                                                      DIVIDENDS     INVESTMENTS
                                                       PAYABLE       PURCHASED
                                                     ------------  -------------
Money Market Portfolio.............................  $ 23,176,759  $  25,209,728
U.S. Government Portfolio..........................     2,155,312       --
RMA Tax-Free.......................................     2,644,674     26,096,077
RMA California.....................................       580,909     32,379,535
RMA New York.......................................       384,736      9,411,981
RMA New Jersey.....................................        59,050      1,505,348

FEDERAL TAX STATUS

  Each Fund intends to distribute all of its income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, the Funds do not intend to be subject to federal excise tax.

NOTES TO FINANCIAL STATEMENTS

  At June 30, 1999, the Funds had capital loss carryforwards as follows:

Money Market Portfolio.............................................  $ 2,458,926
RMA Tax-Free.......................................................      350,027
RMA California.....................................................      203,438
RMA New York.......................................................       67,140
RMA New Jersey.....................................................        4,739

  These loss carryforwards are available as reductions, to the extent provided in the regulations, of future net realized capital gains, and will expire on June 30, 2003 for Money Market Portfolio, between June 30, 2000 and June 30, 2004 for RMA Tax-Free and RMA California, between June 30, 2000 and June 30, 2003 for RMA New York, and between June 30, 2002 and June 30, 2007 for RMA New Jersey. To the extent these losses are used to offset future net capital gains, the gains so offset will not be distributed. U.S. Government Portfolio did not have a capital loss carryforward at June 30, 1999.

CAPITAL SHARE TRANSACTIONS

  There are 30 billion $0.001 par value authorized shares of common stock relating to Money Market Portfolio, 10 billion $0.001 par value authorized shares of common stock relating to the U.S. Government Portfolio and 20 billion $0.001 par value authorized shares of common stock relating to the RMA Tax-Free. Transactions in capital shares, at $1.00 per share, were as follows:

                                            FOR THE YEAR ENDED JUNE 30, 1999
                                ---------------------------------------------------------
                                  MONEY MARKET       U.S. GOVERNMENT           RMA
                                    PORTFOLIO           PORTFOLIO           TAX-FREE
                                -----------------   -----------------   -----------------
Shares sold...................     78,943,557,998      7,619,283,399       14,110,685,842
Shares repurchased............    (77,207,533,976)    (7,503,585,467)     (14,022,965,674)
Dividends reinvested..........        574,220,425         59,317,929           65,201,125
                                -----------------   -----------------   -----------------
Net increase in shares
  outstanding.................      2,310,244,447        175,015,861          152,921,293
                                -----------------   -----------------   -----------------
                                -----------------   -----------------   -----------------

                                            FOR THE YEAR ENDED JUNE 30, 1998
                                ---------------------------------------------------------
                                  MONEY MARKET       U.S. GOVERNMENT           RMA
                                    PORTFOLIO           PORTFOLIO           TAX-FREE
                                -----------------   -----------------   -----------------
Shares sold...................     65,875,302,609      6,429,052,935       12,850,070,826
Shares repurchased............    (63,913,078,006)    (6,389,964,301)     (12,712,957,488)
Dividends reinvested..........        500,196,086         56,590,211           68,852,517
                                -----------------   -----------------   -----------------
Net increase in shares
  outstanding.................      2,462,420,689         95,678,845          205,965,855
                                -----------------   -----------------   -----------------
                                -----------------   -----------------   -----------------

NOTES TO FINANCIAL STATEMENTS

BENEFICIAL INTEREST

  There is an unlimited amount of $0.001 par value shares of beneficial interest authorized for RMA California, RMA New York and RMA New Jersey. Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

                                          FOR THE YEAR ENDED JUNE 30, 1999
                                    --------------------------------------------
                                         RMA             RMA            RMA
                                      CALIFORNIA       NEW YORK      NEW JERSEY
                                    --------------  --------------  ------------
Shares sold.......................   3,334,106,869   2,849,385,444   487,037,910
Shares repurchased................  (3,339,563,811) (2,825,755,516) (473,713,631)
Dividends reinvested..............      13,794,068       9,847,135     1,368,388
                                    --------------  --------------  ------------
Net increase in shares
  outstanding.....................       8,337,126      33,477,063    14,692,667
                                    --------------  --------------  ------------
                                    --------------  --------------  ------------

                                          FOR THE YEAR ENDED JUNE 30, 1998
                                    --------------------------------------------
                                         RMA             RMA            RMA
                                      CALIFORNIA       NEW YORK      NEW JERSEY
                                    --------------  --------------  ------------
Shares sold.......................   3,141,260,666   2,180,262,612   327,439,783
Shares repurchased................  (3,082,883,437) (2,124,848,046) (332,996,989)
Dividends reinvested..............      15,641,959       9,631,908     1,513,127
                                    --------------  --------------  ------------
Net increase (decrease) in shares
  outstanding.....................      74,019,188      65,046,474    (4,044,079)
                                    --------------  --------------  ------------
                                    --------------  --------------  ------------

PAINEWEBBER RMA MONEY MARKET PORTFOLIO

FINANCIAL HIGHLIGHTS

Selected data for a share of common stock outstanding throughout each year is presented below:

                                                            FOR THE YEARS ENDED JUNE 30,
                                     --------------------------------------------------------------------------
                                         1999           1998           1997           1996             1995
                                     ------------   ------------   ------------   ------------     ------------
Net asset value, beginning of
 year..............................  $       1.00   $       1.00   $       1.00   $       1.00     $       1.00
                                     ------------   ------------   ------------   ------------     ------------
Net investment income..............         0.046          0.051          0.049          0.051            0.049
Dividends from net investment
 income............................        (0.046)        (0.051)        (0.049)        (0.051)          (0.049)
                                     ------------   ------------   ------------   ------------     ------------
Net asset value, end of year.......  $       1.00   $       1.00   $       1.00   $       1.00     $       1.00
                                     ------------   ------------   ------------   ------------     ------------
                                     ------------   ------------   ------------   ------------     ------------
Total investment return(1).........          4.76%          5.21%          5.04%          5.25%            5.00%
                                     ------------   ------------   ------------   ------------     ------------
                                     ------------   ------------   ------------   ------------     ------------
Ratios/Supplemental Data:
Net assets, end of year (000's)....  $ 13,446,140   $ 11,135,226   $  8,673,055   $  7,522,612     $  5,398,146
Expenses to average net assets.....          0.59%          0.60%          0.59%          0.60%(2)         0.59%
Net investment income to average
 net assets........................          4.64%          5.09%          4.94%          5.14%(2)         4.91%

-----------------

(1) Total investment return is calculated assuming a $1,000 investment on the first day of each year reported, reinvestment of all dividends and distributions at net asset value on the payable dates, and a sale at net asset value on the last day of each year reported.

(2) These ratios include non-recurring acquisition expenses of 0.01%.

PAINEWEBBER RMA U.S. GOVERNMENT PORTFOLIO

FINANCIAL HIGHLIGHTS

Selected data for a share of common stock outstanding throughout each year is presented below:

                                                         FOR THE YEARS ENDED JUNE 30,
                                     ---------------------------------------------------------------------
                                        1999          1998          1997          1996            1995
                                     -----------   -----------   -----------   -----------     -----------
Net asset value, beginning of
 year..............................  $      1.00   $      1.00   $      1.00   $      1.00     $      1.00
                                     -----------   -----------   -----------   -----------     -----------
Net investment income..............        0.044         0.049         0.048         0.049           0.046
Dividends from net investment
  income...........................       (0.044)       (0.049)       (0.048)       (0.049)         (0.046)
                                     -----------   -----------   -----------   -----------     -----------
Net asset value, end of year.......  $      1.00   $      1.00   $      1.00   $      1.00     $      1.00
                                     -----------   -----------   -----------   -----------     -----------
                                     -----------   -----------   -----------   -----------     -----------
Total investment return(1).........         4.45%         5.05%         4.88%         5.04%           4.67%
                                     -----------   -----------   -----------   -----------     -----------
                                     -----------   -----------   -----------   -----------     -----------
Ratios/Supplemental Data:
Net assets, end of year (000's)....  $ 1,354,594   $ 1,179,575   $ 1,083,866   $ 1,137,510     $   815,781
Expenses to average net assets.....         0.60%         0.57%         0.62%         0.65%(2)        0.63%
Net investment income to average
  net assets.......................         4.35%         4.93%         4.78%         4.91%(2)        4.55%

-----------------

(1) Total investment return is calculated assuming a $1,000 investment on the first day of each year reported, reinvestment of all dividends and distributions at net asset value on the payable dates, and a sale at net asset value on the last day of each year reported.

(2) These ratios include non-recurring acquisition expenses of 0.02%.

PAINEWEBBER RMA TAX-FREE FUND, INC.

FINANCIAL HIGHLIGHTS

Selected data for a share of common stock outstanding throughout each year is presented below:

                                                         FOR THE YEARS ENDED JUNE 30,
                                -------------------------------------------------------------------------------
                                      1999               1998           1997           1996            1995
                                -----------------     -----------    -----------    -----------     -----------
Net asset value, beginning of
  year........................     $      1.00        $      1.00    $      1.00    $      1.00     $      1.00
                                -----------------     -----------    -----------    -----------     -----------
Net investment income.........           0.026              0.031          0.029          0.030           0.030
Dividends from net investment
  income......................          (0.026)            (0.031)        (0.029)        (0.030)         (0.030)
                                -----------------     -----------    -----------    -----------     -----------
Net asset value, end of
  year........................     $      1.00        $      1.00    $      1.00    $      1.00     $      1.00
                                -----------------     -----------    -----------    -----------     -----------
                                -----------------     -----------    -----------    -----------     -----------
Total investment return(1)....            2.67%              3.10%          2.98%          3.09%           3.03%
                                -----------------     -----------    -----------    -----------     -----------
                                -----------------     -----------    -----------    -----------     -----------
Ratios/Supplemental Data:
Net assets, end of year
  (000's).....................     $ 2,424,938        $ 2,271,969    $ 2,065,920    $ 2,013,448     $ 1,562,040
Expenses to average net
  assets......................            0.59%              0.58%          0.61%          0.61%(2)        0.63%
Net investment income to
  average net assets..........            2.63%              3.06%          2.94%          3.02%(2)        3.00%

-----------------

(1) Total investment return is calculated assuming a $1,000 investment on the first day of each year reported, reinvestment of all dividends and distributions at net asset value on the payable dates, and a sale at net asset value on the last day of each year reported.

(2) These ratios include non-recurring acquisition expenses of 0.01%.

PAINEWEBBER RMA CALIFORNIA MUNICIPAL MONEY FUND

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each year is presented below:

                                                        FOR THE YEARS ENDED JUNE 30,
                                     -------------------------------------------------------------------
                                        1999          1998          1997          1996          1995
                                     -----------   -----------   -----------   -----------   -----------
Net asset value, beginning of
  year.............................  $    1.00     $    1.00     $    1.00     $    1.00     $    1.00
                                     -----------   -----------   -----------   -----------   -----------
Net investment income..............      0.023         0.028         0.028         0.029         0.029
Dividends from net investment
  income...........................     (0.023)       (0.028)       (0.028)       (0.029)       (0.029)
                                     -----------   -----------   -----------   -----------   -----------
Net asset value, end of year.......  $    1.00     $    1.00     $    1.00     $    1.00     $    1.00
                                     -----------   -----------   -----------   -----------   -----------
                                     -----------   -----------   -----------   -----------   -----------
Total investment return(1).........       2.31%         2.87%         2.87%         2.89%         2.91%
                                     -----------   -----------   -----------   -----------   -----------
                                     -----------   -----------   -----------   -----------   -----------
Ratios/Supplemental Data:
Net assets, end of year (000's)....  $ 575,296     $ 566,957     $ 492,915     $ 473,726     $ 330,937
Expenses to average net assets.....       0.67%         0.65%         0.62%         0.70%(2)      0.69%
Net investment income to average
  net assets.......................       2.28%         2.83%         2.83%         2.82%(2)      2.87%

-----------------

(1) Total investment return is calculated assuming a $1,000 investment on the first day of each year reported, reinvestment of all dividends and distributions at net asset value on the payable dates, and a sale at net asset value on the last day of each year reported.

(2) These ratios include non-recurring acquisition expenses of 0.03%.

PAINEWEBBER RMA NEW YORK MUNICIPAL MONEY FUND

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each year is presented below:

                                                         FOR THE YEARS ENDED JUNE 30,
                                          -----------------------------------------------------------
                                            1999          1998        1997        1996         1995
                                          ---------     --------    --------    --------     --------
Net asset value, beginning of year......  $   1.00      $   1.00    $   1.00    $   1.00     $   1.00
                                          ---------     --------    --------    --------     --------
Net investment income...................     0.025         0.029       0.028       0.029        0.028
Dividends from net investment income....    (0.025)       (0.029)     (0.028)     (0.029)      (0.028)
                                          ---------     --------    --------    --------     --------
Net asset value, end of year............  $   1.00      $   1.00    $   1.00    $   1.00     $   1.00
                                          ---------     --------    --------    --------     --------
                                          ---------     --------    --------    --------     --------
Total investment return(1)..............      2.50%         2.97%       2.85%       2.91%        2.81%
                                          ---------     --------    --------    --------     --------
                                          ---------     --------    --------    --------     --------
Ratios/Supplemental Data:
Net assets, end of year (000's).........  $372,880      $339,391    $274,338    $255,177     $192,799
Expenses to average net assets before
  waiver from
  adviser...............................      0.65%         0.65%       0.77%       0.74%(2)     0.71%
Expenses to average net assets after
  waiver from
  adviser...............................      0.65%         0.65%       0.67%       0.72%(2)     0.68%
Net investment income to average net
  assets before
  waiver from adviser...................      2.46%         2.92%       2.71%       2.80%(2)     2.78%
Net investment income to average net
  assets after
  waiver from adviser...................      2.46%         2.92%       2.81%       2.82%(2)     2.81%

-----------------

(1) Total investment return is calculated assuming a $1,000 investment on the first day of each year reported, reinvestment of all dividends and distributions at net asset value on the payable dates, and a sale at net asset value on the last day of each year reported.

(2) These ratios include non-recurring acquisition expenses of 0.04%.

PAINEWEBBER RMA NEW JERSEY MUNICIPAL MONEY FUND

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

                                                                       FOR THE EIGHT    FOR THE YEARS
                                           FOR THE YEARS ENDED JUNE    MONTHS ENDED     ENDED OCTOBER
                                                      30,                JUNE 30,            31,
                                          ---------------------------  -------------   ----------------
                                            1999      1998     1997        1996        1995(2)   1994
                                          --------   -------  -------  -------------   -------  -------
Net asset value, beginning of period....  $   1.00   $  1.00  $  1.00     $  1.00      $  1.00  $  1.00
                                          --------   -------  -------  -------------   -------  -------
Net investment income...................     0.022     0.026    0.026       0.017        0.027    0.018
Dividends from net investment income....    (0.022)   (0.026)  (0.026)     (0.017)      (0.027)  (0.018)
                                          --------   -------  -------  -------------   -------  -------
Net asset value, end of period..........  $   1.00   $  1.00  $  1.00     $  1.00      $  1.00  $  1.00
                                          --------   -------  -------  -------------   -------  -------
                                          --------   -------  -------  -------------   -------  -------
Total investment return(1)..............      2.21%     2.67%    2.65%       1.71%        2.75%    1.76%
                                          --------   -------  -------  -------------   -------  -------
                                          --------   -------  -------  -------------   -------  -------
Ratios/Supplemental Data:
Net assets, end of period (000's).......  $ 62,972   $48,279  $52,324     $42,233      $36,206  $31,981
Expenses to average net assets..........      0.89%     0.85%    0.81%       0.95%*       0.93%    0.85%
Net investment income to average net
  assets................................      2.18%     2.64%    2.63%       2.56%*       2.73%    1.74%

-----------------

*  Annualized

(1) Total investment return is calculated assuming a $1,000 investment on the first day of each period reported, reinvestment of all dividends and distributions at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment returns for periods of less than one year have not been annualized.

(2) Investment advisory functions for the Fund were transferred from Kidder, Peabody Asset Management, Inc. to PaineWebber on January 30, 1995.

REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

Boards of Directors and/or Trustees and Shareholders
PaineWebber RMA Money Fund, Inc.
PaineWebber RMA Tax-Free Fund, Inc.
PaineWebber Managed Municipal Trust
PaineWebber Municipal Money Market Series

  We have audited the accompanying statements of net assets of PaineWebber RMA Money Fund, Inc. (comprised of PaineWebber RMA Money Market Portfolio and PaineWebber RMA U.S. Government Portfolio), PaineWebber RMA Tax-Free Fund, Inc., PaineWebber Managed Municipal Trust (comprised of PaineWebber RMA California Municipal Money Fund and PaineWebber RMA New York Municipal Money Fund) and PaineWebber Municipal Money Market Series (comprised of PaineWebber RMA New Jersey Municipal Money Fund) (collectively, the "Funds") as of June 30, 1999, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

  We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned at June 30, 1999, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

  In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of PaineWebber RMA Money Market Portfolio, PaineWebber RMA U.S. Government Portfolio, PaineWebber RMA Tax-Free Fund, Inc., PaineWebber RMA California Municipal Money Fund, PaineWebber RMA New York Municipal Money Fund and PaineWebber RMA New Jersey Municipal Money Fund at June 30, 1999, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein, in conformity with generally accepted accounting principles.

                                             [ERNST & YOUNG SIGNATURE]

New York, New York
August 19, 1999

PAINEWEBBER RMA MONEY MARKET FUNDS

TAX INFORMATION(UNAUDITED)

  We are required by Subchapter M of the Internal Revenue Code of 1986, as amended, to advise you within 60 days of each Fund's fiscal year end (June 30, 1999) as to the federal tax status of distributions received by shareholders during such fiscal year. Accordingly, we are advising you that all dividends paid during the period by RMA California, RMA New York, RMA New Jersey and RMA Tax-Free were federally exempt interest dividends. RMA New Jersey had 18.24% of the dividends paid subject to the federal alternative minimum tax for individual taxpayers during the fiscal year. Except for RMA Tax-Free, all dividends paid by the aforementioned funds were exempt from personal income taxes from their respective states. All of the distributions paid during the fiscal year by RMA Money Market Portfolio and RMA U.S. Government Portfolio were derived from net investment income and are taxable as ordinary income. None of the distributions qualified for the dividend received deduction available to corporate shareholders.

  Dividends received by qualified tax-exempt recipients (e.g., IRAs and Keoghs) need not be reported as taxable income. Some retirement trusts (e.g., corporate, Keogh and 403(b)(7) plans) may need this information for their annual information reporting.

  Because each Fund's fiscal year is not the calendar year, another notification will be sent in respect of calendar year 1999. The second notification, which will reflect the amount to be used by calendar year taxpayers on their federal income tax returns, will be made in conjunction with Form 1099 DIV and will be mailed in January 2000. Shareholders are advised to consult their own tax advisers with respect to the tax consequences of their investment in each respective Fund.

-------------------------------------------------------------------------------

DIRECTORS/TRUSTEES

E. Garrett Bewkes, Jr.             Meyer Feldberg
CHAIRMAN
                                   George W. Gowen
Margo N. Alexander
                                   Frederic V. Malek
Richard Q. Armstrong
                                   Carl W. Schafer
Richard R. Burt
                                   Brian M. Storms
Mary C. Farrell

PRINCIPAL OFFICERS

Margo N. Alexander                 Paul H. Schubert
PRESIDENT                          VICE PRESIDENT AND TREASURER

Victoria E. Schonfeld              Dennis L. McCauley
VICE PRESIDENT                     VICE PRESIDENT

Dianne E. O'Donnell
VICE PRESIDENT AND SECRETARY


INVESTMENT ADVISER,
ADMINISTRATOR AND DISTRIBUTOR

PaineWebber Incorporated
1285 Avenue of the Americas
New York, New York 10019

SUB-ADVISER AND SUB-ADMINISTRATOR

Mitchell Hutchins Asset Management Inc.
1285 Avenue of the Americas
New York, New York 10019



THIS REPORT IS NOT TO BE USED IN CONNECTION WITH THE
OFFERING OF SHARES OF A FUND UNLESS ACCOMPANIED OR PRECEDED BY AN EFFECTIVE PROSPECTUS.

[LOGO]
PaineWebber



ANNUAL REPORT


-------------------------------------------
RMA MONEY MARKET
PORTFOLIO

RMA U.S. GOVERNMENT
PORTFOLIO

RMA TAX-FREE FUND,
INC.

RMA CALIFORNIA
MUNICIPAL MONEY
FUND

RMA NEW YORK
MUNICIPAL MONEY
FUND

RMA NEW JERSEY
MUNICIPAL MONEY
FUND





JUNE 30, 1999

[LOGO]
PAINEWEBBER
-C-1999 PaineWebber Incorporated
         Member SIPC